                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05518

                               The RBB Fund, Inc.
               (Exact name of registrant as specified in charter)

                         Bellevue Park Corporate Center
                              103 Bellevue Parkway
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                 Salvatore Faia
                    BNY Mellon Investment Servicing (US) Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1851

                       Date of fiscal year end: August 31

                   Date of reporting period: November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

                   BEAR STEARNS CUFS(R) MLP MORTGAGE PORTFOLIO
                            Portfolio of Investments
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                       MOODY'S /     PAR        MARKET
                                        S&P (b)    (000'S)       VALUE
                                       ---------   -------   ------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--39.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION--17.1%
      5.000% 05/01/18                   Aaa/AAA    $ 1,006   $  1,075,095
      5.000% 09/01/19                   Aaa/AAA      1,450      1,554,801
      5.000% 09/01/20                   Aaa/AAA      1,666      1,783,574
      4.500% 11/01/20                   Aaa/AAA        892        948,102
      4.500% 06/01/21                   Aaa/AAA      1,403      1,489,688
      4.500% 12/01/21                   Aaa/AAA      1,284      1,364,862
      4.500% 08/01/22                   Aaa/AAA      2,475      2,626,878
      4.500% 08/01/22                   Aaa/AAA      1,956      2,078,622
      5.911% 08/01/36 (a)               Aaa/AAA      2,668      2,823,602
      5.965% 09/01/36 (a)               Aaa/AAA      1,334      1,414,401
      5.777% 11/01/36 (a)               Aaa/AAA      1,487      1,573,388
      5.826% 08/01/37 (a)               Aaa/AAA      2,442      2,598,381
                                                             ------------
                                                               21,331,394
                                                             ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--22.1%
      5.000% 06/01/18                   Aaa/AAA      1,589      1,692,073
      5.000% 02/01/19                   Aaa/AAA      1,602      1,705,501
      5.000% 04/01/19                   Aaa/AAA        995      1,069,239
      5.000% 07/01/19                   Aaa/AAA      1,302      1,406,823
      4.500% 03/01/20                   Aaa/AAA      2,587      2,754,869
      5.000% 04/01/21                   Aaa/AAA      1,375      1,467,231
      2.028% 12/01/34 (a)               Aaa/AAA      3,192      3,313,396
      6.002% 10/01/36 (a)               Aaa/AAA      1,053      1,112,990
      6.022% 10/01/36 (a)               Aaa/AAA        495        523,558
      5.500% 12/01/36                   Aaa/AAA        327        352,425
      5.658% 12/01/36 (a)               Aaa/AAA        728        769,462
      5.513% 09/01/37 (a)               Aaa/AAA      1,532      1,630,172
      4.500% 04/01/40                   Aaa/AAA      9,255      9,644,456
                                                             ------------
                                                               27,442,195
                                                             ------------
TOTAL GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (COST $47,095,498)                                          48,773,589
                                                             ------------
MORTGAGE DERIVATIVES--10.2%
FANNIE MAE (IO)--7.1%
      4.500% 12/01/18                   Aaa/AAA      4,434        469,623
      4.500% 01/01/19                   Aaa/AAA      4,365        452,270
      4.500% 03/01/20                   Aaa/AAA      1,563        167,344
      4.500% 03/01/20                   Aaa/AAA      1,617        174,128
      5.500% 05/25/23                   Aaa/AAA      1,266        171,645

                                       MOODY'S /     PAR        MARKET
                                        S&P (b)    (000'S)       VALUE
                                       ---------   -------   ------------
MORTGAGE DERIVATIVES--(CONTINUED)
FANNIE MAE (IO)--(CONTINUED)
      5.500% 12/25/24                   Aaa/AAA    $ 4,089   $    387,001
      5.500% 10/25/31                   Aaa/AAA     10,932      1,166,882
      7.597% 04/25/32 (a)               Aaa/AAA      2,173        374,783
      6.797% 09/25/32 (a)               Aaa/AAA      3,270        356,314
      5.000% 10/01/33                   Aaa/AAA      6,404      1,052,487
      5.000% 12/01/33                   Aaa/AAA      1,278        204,372
      5.000% 12/01/33                   Aaa/AAA      2,144        358,739
      5.000% 08/01/34                   Aaa/AAA      2,079        367,777
      5.500% 04/01/36                   Aaa/AAA      4,241        691,988
      5.500% 04/01/36                   Aaa/AAA      6,710        981,094
      7.047% 08/25/36 (a)               Aaa/AAA      3,577        559,691
      5.000% 10/01/36                   Aaa/AAA      5,090        898,892
                                                             ------------
                                                                8,835,030
                                                             ------------
FANNIE MAE (PO)--0.2%
      4.000% 06/25/36 (d)               Aaa/AAA        286        272,677
                                                             ------------
FREDDIE MAC (IO)--1.7%
      5.500% 07/15/16                   Aaa/AAA        438          6,037
      6.897% 02/25/32 (a)               Aaa/AAA      3,557        373,201
      6.232% 06/15/36 (a)               Aaa/AAA      2,260        365,442
      6.327% 09/15/36 (a)               Aaa/AAA      4,258        659,628
      6.397% 11/15/36 (a)               Aaa/AAA      4,210        676,433
                                                             ------------
                                                                2,080,741
                                                             ------------
FREDDIE MAC (PO)--0.4%
      4.000% 09/15/35 (d)               Aaa/AAA        327        289,080
      5.896% 09/15/36 (d)               Aaa/AAA        155        153,133
                                                             ------------
                                                                  442,213
                                                             ------------
NON-AGENCY (IO)--0.8%
   CWALT Series 2006-43CB (b)
      6.000% 02/25/37                    Cc/CCC      5,113      1,008,949
                                                             ------------
TOTAL MORTGAGE DERIVATIVES
   (COST $12,352,525)                                          12,639,610
                                                             ------------

  The accompanying notes are an integral part of the portfolio of investments.

                   BEAR STEARNS CUFS(R) MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                       MOODY'S /     PAR        MARKET
                                        S&P (b)    (000'S)       VALUE
                                       ---------   -------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS--24.4%
   Banc of America Mortgage
      Securities, Inc.
      Series 2005-H (a)(b)
      3.184% 09/25/35                    Bbb/B     $ 2,000   $  1,606,602
   Banc of America Mortgage
      Securities, Inc.
      Series 2006-B (a)(b)
      3.197% 10/20/46                    C/CCC       2,439      1,418,359
   Banc of America Mortgage
      Securities, Inc.
      Series 2007-3 (b)
      6.000% 09/25/37                    Cc/CCC      3,495      3,118,833
   Citigroup Mortgage Loan Trust,
      Inc. Series 2007-AR8 (a)
      5.781% 07/25/37                   Caa3/CC      3,178      2,346,019
   Countrywide Asset-Backed
      Certificates Series 2004-AB2(a)
      0.853% 05/25/36                   Baa3/B-        500        106,479
   Countrywide Home Loan Mortgage
      Pass-Through Trust Series
      2003-3 (a)(b)
      0.753% 04/25/18                   Aaa/AAA        167        166,718
   Countrywide Home Loan Mortgage
      Pass-Through Trust Series
      2007-HY1 (a) (b)
      5.517% 04/25/37                     C/CC       1,794        310,365

                                       MOODY'S /     PAR        MARKET
                                        S&P (b)    (000'S)       VALUE
                                       ---------   -------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
   CWALT Series 2006-43CB (b)
      6.000% 02/25/37                     C/CC     $   628   $    467,006
   CWALT Series 2006-HY13 (a) (b)
      5.724% 02/25/37                     C/CC       8,861        982,596
   CWALT Series 2006-J2
      6.000% 04/25/36                   Caa1/CC      5,007      4,372,980
   CWALT Series 2007-2CB
      5.750% 03/25/37                     C/CC       3,584        423,663
   CWALT Series 2007-J2 (b)
      6.000% 07/25/37                    Caa1/C      1,372      1,083,022
   Fannie Mae REMICS
      Series 2005-25 (a)
      0.603% 04/25/35                   Aaa/AAA      1,681      1,682,440
   Fannie Mae REMICS
      Series 2006-61
      6.000% 10/25/30                   Aaa/AAA        591        596,212
   First Horizon Asset
      Securities, Inc.
      Series 2006-AR1 (a) (b)
      5.621% 05/25/36                    Cc/CCC      2,662        642,191
   Freddie Mac REMICS
      Series 2752 (a)
      0.603% 12/15/30                   Aaa/AAA        353        352,895
   Freddie Mac REMICS
      Series 2995 (a)
      0.653% 06/15/35                   Aaa/AAA        501        500,150
   JPMorgan Mortgage Trust
      Series 2005-A4 (a) (c)
      5.159% 07/25/35                   Ba1/AAA        681        656,986
   JPMorgan Mortgage Trust
      Series 2005-A6 (a) (b) (c)
      3.151% 08/25/35                    Aa/B+         533        471,761

  The accompanying notes are an integral part of the portfolio of investments.

                   BEAR STEARNS CUFS(R) MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                       MOODY'S /     PAR        MARKET
                                        S&P (b)    (000'S)       VALUE
                                       ---------   -------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
   Residential Asset Securitiation
      Trust Series 2007-A5
      6.000% 05/25/37                   Caa2/CCC   $ 1,166   $    959,726
   Residential Funding Mortgage
      Securities I Series 2006-SA4(a)
      6.092% 11/25/36                   Caa3/CCC     4,550      3,404,155
   Residential Funding Mortgage
      Securities I Series 2007-SA2(a)
      5.616% 04/25/37                     C/D          610         17,330
   Washington Mutual, Inc.
      Series 2007-HY3(a) (b)
      5.009% 03/25/37                    C/CCC       1,638         98,166
   Washington Mutual, Inc.
      Series 2007-HY4(a) (b)
      5.299% 04/25/37                    C/CCC       2,983      2,224,173
   Wells Fargo Mortgage Backed
      Securities Trust Series 2007-
      10 (b)
      6.250% 07/25/37                    B2/CCC      2,399      2,244,995
                                                             ------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (COST $53,234,801)                                          30,253,822
                                                             ------------

                                                     PAR        MARKET
                                                   (000'S)       VALUE
                                                   -------   ------------
SHORT TERM OBLIGATIONS--24.3%
U.S. TREASURY BILLS--24.3%
   U.S. Treasury Bill (d) (e)
      0.125% 12/16/10                              $28,000   $ 27,998,542
      0.115% 12/16/10                                2,000      1,999,904
      0.116% 01/13/11                                  250        249,970
                                                             ------------
                                                               30,248,416
                                                             ------------
TOTAL SHORT TERM OBLIGATIONS
   (COST $30,248,411)                                          30,248,416
                                                             ------------
TOTAL INVESTMENTS--98.1%
   (Cost $142,931,235)**                                      121,915,437
                                                             ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES (f)--1.9%                                        2,402,366
                                                             ------------
NET ASSETS--100.0%                                           $124,317,803
                                                             ============

----------
CWALT Countrywide Alternative Loan Trust

IO    Interest Only

PO    Principal Only

(a) Adjustable rate security. Interest rate varies due to interest rate fluctuations, or, in the case of certain asset-backed securities, interest payment shortfalls.

(b) Where Moody's or S&P rating is not available, Fitch rating is substituted, if available. (Unaudited)

(c) Security was purchased prior to the Portfolio's affiliation with JPMorgan Chase & Co.

(d)   Rate represents the yield at the time of purchase.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                $142,931,235
                              ------------
Unrealized appreciation          4,301,940
Unrealized depreciation        (25,317,738)
                              ------------
Net unrealized depreciation   $(21,015,798)
                              ============

  The accompanying notes are an integral part of the portfolio of investments.

                   BEAR STEARNS CUFS(R) MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Concluded)
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

(e) All or a portion of the security held as collateral for the following Futures contracts open at November 30, 2010:

                                                                                             UNREALIZED
NUMBER OF                                       EXPIRATION       VALUE         VALUE AT     APPRECIATION/
CONTRACTS                     TYPE                 MONTH     AT TRADE DATE    11/30/2010   (DEPRECIATION)*
---------          --------------------------   ----------   -------------   -----------   ---------------
Long Positions:
   69              U.S. Treasury 5 Year Note      03/2011     $ 8,260,760    $ 8,269,758      $  8,998
   119             U.S. Treasury 10 Year Note     03/2011      14,797,528     14,769,016       (28,512)
Short Positions:
   48              U.S. Treasury 2 Year Note      03/2011      10,529,885     10,530,000          (115)
                                                                                              --------
                                                                                              $(19,629)
                                                                                              ========

(f) Assets in excess of other liabilities include interest rate swaps as follows:

                                NOTIONAL
                  TERMINATION    AMOUNT     FIXED   FLOATING     VALUE AT       UNREALIZED
COUNTERPARTY          DATE        (000)     RATE      RATE      11/30/2010   (DEPRECIATION)*
------------      -----------   --------   ------   --------   -----------   ---------------
                                                     3 MONTH
Deutsche Bank**    09/17/2013    $20,000   4.520%     LIBOR    $(2,146,463)    $(2,146,463)
                                                               ===========     ===========

*    Primary risk exposure is interest rate contracts.

**   Portfolio pays the fixed rate and receives the floating rate.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Portfolio's investments carried at market value (See Notes to Portfolio of Investments):

                                               TOTAL MARKET                LEVEL 2        LEVEL 3
                                                VALUE AS OF   LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                               NOVEMBER 30,    QUOTED    OBSERVABLE    UNOBSERVABLE
                                                   2010        PRICE        INPUTS        INPUTS
                                               ------------   -------   ------------   ------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES   $ 48,773,589    $   --   $ 48,773,589       $--
MORTGAGE DERIVATIVES                             12,639,610        --     12,639,610        --
COLLATERALIZED MORTGAGE OBLIGATIONS              30,253,822        --     30,253,822        --
SHORT TERM OBLIGATIONS                           30,248,416        --     30,248,416        --
ASSET DERIVATIVES
   INTEREST RATE CONTRACTS ***                        8,998     8,998             --        --
                                               ------------    ------   ------------       ---
TOTAL ASSETS                                   $121,924,435    $8,998   $121,915,437       $--
                                               ============    ======   ============       ===

                                               TOTAL MARKET                  LEVEL 2        LEVEL 3
                                                 VALUE AT      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                               NOVEMBER 30,     QUOTED     OBSERVABLE    UNOBSERVABLE
                                                   2010         PRICE        INPUTS         INPUTS
                                               ------------   ---------   ------------   ------------
LIABILITY DERIVATIVES
   INTEREST RATE CONTRACTS ***                 $(2,175,090)   $(28,627)   $(2,146,463)       $--
                                               -----------    --------    -----------        ---
TOTAL LIABILITIES                              $(2,175,090)   $(28,627)   $(2,146,463)       $--
                                               ===========    ========    ===========        ===

***  Interest rate contracts include open futures contracts and swap contracts.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                        Notes to Portfolio of Investments
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

PORTFOLIO VALUATION -- The Bear Stearns CUFS(R) MLP Mortgage Portfolio (The "Portfolio") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. These fixed income securities are valued by pricing services approved by the Board of Directors based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities, and the potential material variation may be greater for those securities valued using fundamental analysis. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The inputs and valuation techniques used to measure fair value of the Portfolio's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     -    Level 2 -- other significant observable inputs (including
                     quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of November 30, 2010 is included in the Portfolio of Investments.

FINANCIAL FUTURES CONTRACTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may enter into futures contracts to hedge against changes in interest rates and securities prices, or to otherwise manage its term structure, sector selections and duration. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contract is closed.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that

                            BEAR STEARNS CUFS(R) MLP
                         MORTGAGE PORTFOLIO (CONCLUDED)
                        Notes to Portfolio of Investments
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

For the period ended November 30, 2010, the Portfolio's average volume is 194 for long position futures contracts and 51 for short position futures contracts.

SWAP AGREEMENTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may invest in swap agreements for the purpose of hedging against changes in interest rates. Swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from independent market makers and the change, if any, is recorded as unrealized gain or loss in the statement of operations. Net payments of interest are recorded as realized gain or loss.

The Portfolio is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Portfolio such as swap contracts, option contracts, and TBA securities.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (ISDA agreements). The Portfolio's ISDA agreements, which are separately negotiated with each dealer counterparty, typically contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. Such rights often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse impact on the Portfolio. For open swap contracts, see the Portfolio of Investments, which is also indicative of activity for the period ended November 30, 2010.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                                         PAR
                                                        (000)          VALUE
                                                     -----------   -------------
CERTIFICATES OF DEPOSIT--22.7%
DOMESTIC CERTIFICATES OF DEPOSIT--1.5%
State Street Bank & Trust Co.
   0.250%, 01/12/11                                  $     5,000   $   5,000,000
   0.390%, 02/10/11                                        5,500       5,500,000
                                                                   -------------
                                                                      10,500,000
                                                                   -------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--21.2%
Banco Bilbao Vizcaya Argentaria S.A., New
   York (b)
   0.343%, 12/13/10                                        2,000       2,000,000
Bank of Montreal, Chicago
   0.270%, 03/01/11                                       10,000      10,000,000
   0.305%, 08/29/11(b)                                     4,500       4,500,000
Bank of Nova Scotia, Houston
   0.270%, 03/01/11                                        4,000       4,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd., New
   York
   0.285%, 02/04/11                                        7,000       7,000,000
Barclays Bank PLC, New York
   0.420%, 02/18/11                                        5,500       5,500,000
   0.400%, 03/04/11                                        6,000       6,000,000
BNP Paribas SA, New York
   0.390%, 05/05/11                                        8,000       8,000,000
Canadian Imperial Bank of Commerce, New
   York (b)
   0.430%, 01/31/11                                        4,000       4,000,000
Credit Agricole Corp. & Investment Bank,
   New York
   0.320%, 02/14/11                                        5,000       5,000,000
Deutsche Bank AG, New York
   0.280%, 02/18/11                                       10,000      10,000,000
Dexia Credit Local, GTD, New York (b)(d)
   1.689%, 12/17/10                                        6,000       6,000,000
KBC Bank NV, New York
   0.610%, 12/01/10                                        6,000       6,000,000
Lloyds TSB Bank PLC, New York
   0.615%, 02/11/11                                        6,000       6,000,000
Mizuho Corporate Bank, New York
   0.280%, 02/08/11                                        7,000       7,000,000
Rabobank Nederland NV, New York
   0.253%, 01/10/11 (b)                                    3,000       3,000,000
   0.253%, 01/13/11(b)                                     4,500       4,500,000

                                                         PAR
                                                        (000)          VALUE
                                                     -----------   -------------
CERTIFICATES OF DEPOSIT--(CONTINUED)
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
   0.570%, 01/18/11                                  $     4,000   $   4,000,000
   0.343%, 09/15/11(b)                                     5,000       5,000,000
Royal Bank of Canada, New York
   0.380%, 10/14/11                                        5,000       5,000,000
Royal Bank of Scotland PLC, Connecticut
   0.510%, 02/24/11                                        8,000       8,000,000
   0.490%, 04/19/11                                        7,000       7,000,000
Societe Generale, New York (b)
   0.420%, 04/21/11                                        5,000       5,000,000
Toronto Dominion Bank, New York (b)
   0.254%, 02/04/11                                        2,000       2,000,000
Westpac Banking Corp., New York (b)
   0.328%, 11/04/11                                        7,000       7,000,000
   0.343%, 12/09/11                                        5,000       5,000,000
                                                                   -------------
                                                                     146,500,000
                                                                   -------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $157,000,000)                                               157,000,000
                                                                   -------------
COMMERCIAL PAPER--42.7%
ASSET BACKED--25.0%
Amsterdam Funding Corp.
   0.310%, 01/06/11                                        5,000       4,998,450
Antalis US Funding Corp.
   0.330%, 01/18/11                                        1,500       1,499,340
   0.320%, 02/09/11                                       15,000      14,990,667
Cancara Asset Securitisation LLC
   0.300%, 01/24/11                                        2,000       1,999,100
   0.350%, 02/17/11                                        4,500       4,496,588
   Ciesco LLC
   0.350%, 01/14/11                                        5,000       4,997,861
Clipper Receivables Co. LLC
   0.440%, 02/15/11                                        4,000       3,996,284
CRC Funding LLC
   0.300%, 01/12/11                                       11,600      11,595,940
Fairway Finance Co. LLC
   0.310%, 01/06/11                                        5,000       4,998,450
Falcon Asset Securitization Co. LLC
   0.270%, 01/12/11                                        5,000       4,998,425
Gotham Funding Corp.
   0.260%, 01/06/11                                       10,000       9,997,400

The accompanying notes are an integral part of the schedule of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2010
                                  (UNAUDITED)

                                                         PAR
                                                        (000)          VALUE
                                                     -----------   -------------
COMMERCIAL PAPER--(CONTINUED)
ASSET BACKED--(CONTINUED)
GOVCO LLC
   0.280%, 01/14/11                                  $     9,000   $   8,996,920
Grampian Funding LLC
   0.300%, 01/18/11                                       10,000       9,996,000
   0.320%, 02/11/11                                        7,000       6,995,520
Jupiter Securitization Co. LLC
   0.240%, 12/13/10                                        2,000       1,999,840
   0.260%, 02/03/11                                       10,000       9,995,378
Mont Blanc Capital Corp.
   0.300%, 01/10/11                                        7,000       6,997,667
Nieuw Amsterdam Receivables Corp.
   0.310%, 01/04/11                                        7,000       6,997,951
Regency Markets No. 1 LLC
  0.250%, 12/15/10                                         4,000       3,999,611
Romulus Funding Corp.
   0.330%, 12/01/10                                        5,000       5,000,000
   0.320%, 12/10/10                                        2,000       1,999,840
   0.330%, 12/13/10                                        8,000       7,999,120
Scaldis Capital LLC
   0.300%, 01/07/11                                        5,000       4,998,458
   0.310%, 01/18/11                                       14,350      14,344,069
Solitaire Funding LLC
   0.280%, 01/11/11                                        5,000       4,998,406
Sydney Capital Corp.
   0.450%, 12/16/10                                        5,500       5,498,969
   0.400%, 01/25/11                                        3,000       2,998,167
                                                                   -------------
                                                                     172,384,421
                                                                   -------------
BANKS--13.5%
BNP Paribas Finance, Inc. (e)
   0.420%, 03/01/11                                        4,000       3,995,800
BNZ International Funding, Ltd. (b)
   0.334%, 02/04/11                                        4,500       4,500,081
   0.380%, 03/22/11                                        7,000       6,991,798
BPCE SA
   0.315%, 01/18/11                                       15,000      14,993,700
Commonwealth Bank of Australia (b)
   0.309%, 10/06/11                                        7,000       6,999,320
Deutsche Bank Financial LLC (e)
   0.250%, 01/18/11                                       11,000      10,996,333

                                                         PAR
                                                        (000)          VALUE
                                                     -----------   -------------
COMMERCIAL PAPER--(CONTINUED)
BANKS--(CONTINUED)
Dexia Delaware LLC (e)
   0.340%, 12/01/10                                  $    15,000   $  15,000,000
Societe Generale North America, Inc. (e)
   0.260%, 12/17/10                                       10,000       9,998,844
   0.290%, 01/18/11                                       12,000      11,995,360
State Street Corp. (e)
   0.310%, 02/22/11                                        8,000       7,994,282
                                                                      93,465,518
LIFE INSURANCE--4.2%
Metlife Short Term Fund
   0.260%, 02/07/11                                       15,000      14,992,633
   0.260%, 02/08/11                                       14,000      13,993,023
                                                                   -------------
                                                                      28,985,656
                                                                   -------------
TOTAL COMMERCIAL PAPER
   (Cost $294,835,595)                                               294,835,595
                                                                   -------------
MUNICIPAL BONDS--4.6%
California Housing Finance Agency
   Revenue, Series A, RB (LOC: Fannie
   Mae, Freddie Mac) (b)(d)
   0.250%, 12/07/10                                        3,800       3,800,000
Connecticut State, Health & Educational
   Facilities Authority Revenue, New Haven
   Hospital, Series K-2, RB (LOC:
   JPMorgan Chase Bank) (b)(d)
   0.270%, 12/07/10                                        5,800       5,800,000
Harris County Texas, Municipal Securities
   Trust Receipts, Class A, RB (LOC:
   Societe Generale) (b)(d)
   0.300%, 12/07/10                                        3,695       3,695,000
Massachusetts Bay Transportation
   Authority, General Transportation
   System, RB (SBPA: Dexia Credit Local)
   (b)(d)
   0.300%, 12/07/10                                        4,000       4,000,000
New York City, Housing Development
   Corp., Multifamily Rent Housing
   Revenue, Series A, RB (LOC: Fannie
   Mae) (b)(d)
   0.270%, 12/07/10                                        6,000       6,000,000

The accompanying notes are an integral part of the schedule of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               NOVEMBER 30, 2010
                                  (UNAUDITED)

                                                         PAR
                                                        (000)          VALUE
                                                     -----------   -------------
MUNICIPAL BONDS--(CONTINUED)
New York City, Industrial Development
   Agency Civic Facility Revenue, New York
   Law School Project, Series A, RB (LOC:
   JPMorgan Chase Bank) (b)(d)
   0.270%, 12/07/10                                  $     4,445   $   4,445,000
Texas State, Veterans Housing
   Assessment Project, Series A-2, GO
   (Liquidity Facility: JPMorgan Chase &
   Co.) (b)(d)
   0.270%, 12/07/10                                        3,900       3,900,000
                                                                   -------------
TOTAL MUNICIPAL BONDS
   (Cost $31,640,000)                                                 31,640,000
                                                                   -------------
VARIABLE RATE OBLIGATIONS--1.3%
BANKS--1.3%
Merill Lynch, Pierce, Fenner and Smith Inc. (d)
   0.380%, 12/01/10                                        4,000       4,000,000
Rabobank Nederland NV (b)(c)(d)
   1.790%, 01/07/11                                        4,900       4,900,000
                                                                   -------------
                                                                       8,900,000
                                                                   -------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $8,900,000)                                                   8,900,000
                                                                   -------------
AGENCY OBLIGATIONS--10.5%
Fannie Mae
   0.180%, 12/06/10 (e)                                    4,000       3,999,900
   0.180%, 12/22/10(e)                                    10,000       9,998,950
   0.243%, 07/26/12(b)                                     6,500       6,497,856
   0.283%, 09/17/12(b)                                     6,000       5,997,819
Federal Home Loan Bank (b)
   0.231%, 10/06/11                                        7,000       6,997,591
Freddie Mac (b)
   0.323%, 02/14/11                                       12,825      12,824,585
   0.350%, 04/01/11                                        5,000       5,001,674
   0.166%, 05/05/11                                       10,000       9,998,718
   0.205%, 12/29/11                                        5,000       4,997,281
   0.224%, 04/03/12                                        6,000       5,996,738
                                                                   -------------
TOTAL AGENCY OBLIGATIONS
   (Cost $72,311,112)                                                 72,311,112
                                                                   -------------

                                                         PAR
                                                        (000)          VALUE
                                                     -----------   -------------
U.S. TREASURY OBLIGATIONS--14.8%
U.S. Treasury Bills (e)
   0.151%, 12/23/10                                  $     7,000   $   6,999,354
   0.200%, 01/27/11                                        7,000       6,997,784
   0.188%, 02/24/11                                        6,000       5,997,344
   0.195%, 03/17/11                                        6,500       6,496,268
   0.195%, 03/31/11                                       10,000       9,993,517
   0.190%, 05/26/11                                        3,500       3,496,749
   0.212%, 06/02/11                                        7,400       7,392,069
U.S. Treasury Notes
   0.875%, 01/31/11                                        7,000       7,007,274
   0.875%, 02/28/11                                       15,250      15,273,473
   4.500%, 02/28/11                                        6,500       6,567,893
   0.875%, 03/31/11                                        8,500       8,517,654
   4.875%, 05/31/11                                        5,000       5,114,610
   1.125%, 06/30/11                                        4,750       4,773,545
   1.000%, 09/30/11                                        7,500       7,544,943
                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $102,172,477)                                               102,172,477
                                                                   -------------
REPURCHASE AGREEMENT--4.5%
Deutsche Bank Securities Inc.
   (Tri-Party Agreement dated 11/30/10 to
   be repurchased at $31,166,208,
   collateralized by $31,835,000 par value,
   Federal Home Loan Bank Note, 1.88%,
   due 09/28/20, Fair Value of the collateral
   is $31,791,041)
   0.240%, 12/01/10                                       31,166      31,166,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $31,166,000)                                                 31,166,000
                                                                   -------------
TOTAL INVESTMENTS AT VALUE--101.1%
(Cost $698,025,184)*                                                 698,025,184
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.1)%                         (7,351,583)
                                                                   -------------
NET ASSETS (APPLICABLE TO 658,448,443
BEDFORD SHARES AND 32,217,084 SANSOM
STREET SHARES)--100.0%                                             $ 690,673,601
                                                                   =============

  The accompanying notes are an integral part of the schedule of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONCLUDED)
                               NOVEMBER 30, 2010
                                  (UNAUDITED)

* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a)  Issuer is a US branch of a foreign domiciled bank.

(b)  Variable Rate Security. Rate shown is as of report date.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. At November 30, 2010, these securities amounted to $4,900,000 or 0.7% of net assets. These securities have been determined by the Adviser to be liquid securities.

(d) Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

(e)  Rate disclosed represents the discount rate at the time of purchase.

GO   General Obligation

LOC  Letter of Credit

MTN  Medium Term Note

RB   Revenue Bond

SBPA Standby Bond Purchase Agreement

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Portfolio's investments carried at value (See Notes to Schedule of Investments):

                                                              Level 2         Level 3
                                   Total         Level 1    Significant     Significant
                                  Value at        Quoted     Observable    Unobservable
                             November 30, 2010    Price        Inputs          Inputs
                             -----------------   -------   -------------   ------------
Investments in Securities*   $ 698,025,184         $--      $698,025,184        $--
                             =============         ===      ============        ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the schedule of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        NOTES TO SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2010
                                   (UNAUDITED)

SECURITY VALUATION -- Securities held in the Money Market Portfolio ("Portfolio") are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

FAIR VALUE MEASUREMENT -- The inputs and valuation techniques used to measure fair value of the Portfolio's investments are summarized into three levels as described below:

-    Level 1 -- quoted prices in active markets for identical securities

- Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of November 30, 2010 is included with the Portfolio's Schedule of Investments.

  For more information with regard to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange
                                  Commission.

                          BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                               NOVEMBER 30, 2010
                                  (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCKS--99.7%
BASIC INDUSTRY--6.5%
   Aurizon Mines Ltd. *                                   27,000   $     192,780
   Buckeye Technologies, Inc.                             39,300         782,856
   Cabot Corp.                                             1,500          53,700
   Clearwater Paper Corp. *                                5,400         434,700
   Ferro Corp. *                                          50,800         724,916
   Gammon Gold, Inc. *                                    83,400         557,946
   Golden Star Resources Ltd. *                           97,200         419,904
   Harry Winston Diamond Corp. *                          55,000         696,850
   Innospec, Inc. *                                       46,100         988,845
   Kronos Worldwide, Inc. *                               14,100         594,738
   Rockwood Holdings, Inc. *                              22,000         839,740
                                                                   -------------
                                                                       6,286,975
                                                                   -------------
CONSUMER CYCLICAL--8.0%
   American Axle & Manufacturing Holdings, Inc. *         79,100         849,534
   Belo Corp., Class A *                                  79,300         459,940
   Bon-Ton Stores, Inc., (The) *                          58,000         778,360
   Cinemark Holdings, Inc.                                39,600         694,980
   FirstService Corp. *                                    3,700          97,421
   Harman International Industries, Inc. *                17,100         745,389
   Marcus Corp., (The)                                    29,600         383,616
   Pantry, Inc., (The) *                                  33,900         696,306
   Shoe Carnival, Inc. *                                  14,000         388,360
   Signet Jewelers Ltd. *                                  9,700         386,351
   Susser Holdings Corp. *                                47,400         637,056
   Timberland Co., (The), Class A *                       21,000         520,380
   Ulta Salon, Cosmetics & Fragrance, Inc. *              21,300         744,435
   Warnaco Group, Inc., (The) *                            5,800         312,330
                                                                   -------------
                                                                       7,694,458
                                                                   -------------
CONSUMER GROWTH--17.7%
   Affymax, Inc. *                                        91,700         619,892
   AMAG Pharmaceuticals, Inc. *                           37,700         591,513
   AngioDynamics, Inc. *                                  43,200         603,504
   Cardiome Pharma Corp. *                                75,700         365,631
   Cardtronics, Inc. *                                    43,400         733,460
   Cott Corp. *                                           81,900         679,770
   Coventry Health Care, Inc. *                           28,300         716,556
   Elizabeth Arden, Inc. *                                34,600         737,326
   Genomic Health, Inc. *                                 34,300         632,835

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
CONSUMER GROWTH--(CONTINUED)
   Healthspring, Inc. *                                   30,300   $     812,949
   ICON PLC, SP ADR*                                       2,300          46,299
   Impax Laboratories, Inc. *                             35,300         631,870
   Inter Parfums, Inc.                                    33,200         606,232
   ITT Educational Services, Inc. *                        8,600         503,014
   Lincoln Educational Services Corp. *                   51,500         754,990
   Medicines Co., (The) *                                 64,900         855,382
   Medicis Pharmaceutical Corp., Class A                   9,000         237,150
   Medifast, Inc. *                                       11,800         287,448
   Myriad Genetics, Inc. *                                20,500         441,365
   Nabi Biopharmaceuticals *                              31,100         161,720
   Orthofix International, N.V. *                         23,700         644,403
   Par Pharmaceutical Cos., Inc. *                        21,600         776,088
   PerkinElmer, Inc.                                      31,500         733,950
   Providence Service Corp. *                             44,500         748,045
   Sirona Dental Systems, Inc. *                          18,600         702,894
   SXC Health Solutions Corp. *                           19,100         732,485
   Tyson Foods, Inc., Class A                             28,200         446,406
   Universal Technical Institute, Inc.                    30,900         639,939
   Wright Medical Group, Inc. *                           48,800         643,672
                                                                   -------------
                                                                      17,086,788
                                                                   -------------
ENERGY--2.7%
   Clayton Williams Energy, Inc. *                        12,900         969,564
   Complete Production Services, Inc. *                   33,400         950,230
   CVR Energy, Inc. *                                     55,400         666,462
                                                                   -------------
                                                                       2,586,256
                                                                   -------------
FINANCIAL--15.3%
   Advance America Cash Advance
   Centers, Inc.                                         116,200         553,112
   Allied World Assurance Co.
   Holdings Ltd.                                           7,500         440,550
   American Financial Group, Inc.                         24,800         763,096
   American Safety Insurance Holdings Ltd. *              42,800         844,444
   BGC Partners, Inc., Class A                           100,300         767,295
   Calamos Asset Management, Inc., Class A                67,600         806,468
   CNinsure, Inc., ADR                                    11,100         241,536
   Coinstar, Inc. *                                        8,200         528,408
   Credit Acceptance Corp. *                               9,700         602,079
   E*TRADE Financial Corp. *                              46,700         688,825

  The accompanying notes are an integral part of the portfolio of investments.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               NOVEMBER 30, 2010
                                  (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
FINANCIAL--(CONTINUED)
   Encore Capital Group, Inc. *                           29,500   $     548,405
   Euronet Worldwide, Inc. *                              41,100         672,396
   FBL Financial Group, Inc., Class A                     28,700         766,864
   First Mercury Financial Corp.                          47,400         776,412
   Global Cash Access Holdings, Inc. *                    19,900          45,372
   Interactive Brokers Group, Inc., Class A *             12,800         234,752
   Lender Processing Services, Inc.                       21,300         655,401
   Maiden Holdings, Ltd.                                  83,900         631,767
   MBIA, Inc. *                                           62,300         622,377
   Nelnet, Inc., Class A                                  29,000         619,150
   Pzena Investment Management, Inc., Class A             85,794         609,995
   Southwest Bancorp, Inc.                                30,100         316,652
   Transatlantic Holdings, Inc.                           13,600         688,160
   United Fire & Casualty Co.                             31,200         647,088
   Unitrin, Inc.                                          30,100         712,166
                                                                   -------------
                                                                      14,782,770
                                                                   -------------
INDUSTRIAL--19.2%
   Administaff, Inc.                                       8,600         243,294
   AerCap Holdings N.V. *                                 47,100         611,829
   Air Transport Services Group, Inc. *                   55,600         410,328
   AMERCO *                                                9,000         872,460
   Applied Industrial Technologies, Inc.                  15,300         457,164
   Atlas Air Worldwide Holdings, Inc. *                    1,800          98,208
   CAI International, Inc. *                              41,400         846,630
   DXP Enterprises, Inc. *                                38,900         837,128
   Federal-Mogul Corp. *                                   3,000          56,100
   Great Lakes Dredge & Dock Co.                         104,100         799,488
   iRobot Corp. *                                         26,300         533,890
   Kadant, Inc. *                                         32,800         629,432
   KEMET Corp. *                                          54,400         769,760
   Navistar International Corp. *                         13,400         685,812
   OYO Geospace Corp. *                                    9,000         682,740
   Polypore International, Inc. *                         11,600         368,648
   Powell Industries, Inc. *                              21,200         745,816
   Power-One, Inc. *                                      86,500         817,425
   Quanex Building Products Corp.                         37,200         615,288
   R.R. Donnelley & Sons Co.                              40,600         639,856
   Ryder System, Inc.                                     14,700         633,717
   Sauer-Danfoss, Inc. *                                  32,700         993,753

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
INDUSTRIAL--(CONTINUED)
   TAL International Group, Inc.                          28,400   $     804,572
   Team, Inc. *                                           26,400         537,504
   Tenneco, Inc. *                                        17,800         648,988
   Timken Co., (The)                                      21,200         923,472
   Tredegar Corp.                                         25,200         469,476
   TriMas Corp. *                                         46,900         935,655
   Twin Disc, Inc.                                        34,000         829,600
                                                                   -------------
                                                                      18,498,033
                                                                   -------------
TECHNOLOGY--29.8%
   Acacia Research *                                      10,600         288,850
   ACI Worldwide, Inc. *                                  29,500         749,005
   Airmedia Group, Inc., ADR *                           108,300         748,353
   Amtech Systems, Inc. *                                 18,700         387,090
   Analogic Corp.                                         14,500         673,815
   Applied Micro Circuits Corp. *                         64,800         601,344
   ASM International N.V. *                               25,200         624,204
   Coherent, Inc. *                                       14,800         611,388
   Compellent Technologies, Inc. *                        15,500         403,000
   Comtech Telecommunications Corp.                       22,600         670,316
   HealthStream, Inc. *                                   83,800         517,046
   Insight Enterprises, Inc. *                            42,500         535,925
   Interactive Intelligence, Inc. *                       29,000         784,160
   Internap Network Services Corp. *                     112,600         588,898
   Isilon Systems, Inc. *                                 26,200         884,250
   Jabil Circuit, Inc.                                    54,600         825,006
   Keithley Instruments, Inc.                             31,700         683,769
   Kenexa Corp. *                                         34,400         629,864
   Lattice Semiconductor Corp. *                         126,700         563,815
   Liquidity Services, Inc. *                             37,900         586,313
   LSI Industries, Inc.                                   47,600         420,308
   Manhattan Associates, Inc. *                           21,600         671,544
   Mindspeed Technologies, Inc. *                         23,100         143,913
   Monotype Imaging Holdings, Inc. *                      44,500         498,400
   Nanometrics, Inc. *                                    33,300         394,605
   NetScout Systems, Inc. *                               22,000         485,980
   Newport Corp. *                                        55,100         800,603
   OPNET Technologies, Inc.                               32,300         785,536
   Quest Software, Inc. *                                 25,000         632,500
   RealNetworks, Inc. *                                  147,500         504,450
   Renesola Ltd., - ADR*                                  82,900         682,267
   RF Micro Devices, Inc. *                              112,200         786,522

  The accompanying notes are an integral part of the portfolio of investments.

                          BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                               NOVEMBER 30, 2010
                                  (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
TECHNOLOGY--(CONTINUED)
   Rudolph Technologies, Inc. *                           25,700   $     191,722
   Silicon Image, Inc. *                                  53,500         410,345
   Spreadtrum Communications, Inc., - ADR*                59,300         969,555
   Take-Two Interactive Software, Inc. *                  71,000         785,615
   Travelzoo, Inc. *                                      21,200         911,388
   TriQuint Semiconductor, Inc. *                         78,500         934,935
   Unisys Corp. *                                         27,400         619,514
   USA Mobility, Inc.                                     39,100         665,482
   VeriFone Holdings, Inc. *                              28,600         993,850
   Verigy Ltd. *                                          72,500         620,600
   Verint Systems, Inc. *                                 27,200         894,880
   Vishay Intertechnology, Inc. *                         67,300         959,698
   Websense, Inc. *                                       31,100         644,703
                                                                   -------------
                                                                      28,765,326
                                                                   -------------
UTILITY--0.5%
   Laclede Group, Inc., (The)                             15,000         530,250
                                                                   -------------
      TOTAL COMMON STOCKS
         (Cost $79,695,432)                                           96,230,856
                                                                   -------------

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
SHORT-TERM INVESTMENTS--0.3%
   Columbia Prime Reserves Fund                          246,371   $     246,371
                                                                   -------------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $246,371)                                                 246,371
                                                                   -------------
TOTAL INVESTMENTS--100.0%
   (Cost $79,941,803)**                                               96,477,227
                                                                   -------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--0.0%                                                    (22,264)
                                                                   -------------
NET ASSETS--100.0%                                                 $  96,454,963
                                                                   =============

*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                  $79,941,803
                                -----------
Gross unrealized appreciation    18,915,127
Gross unrealized depreciation    (2,379,703)
                                -----------
Net unrealized appreciation     $16,535,424
                                ===========

ADR   -- American Depositary Receipt.

SP ADR-- Sponsored American Depositary Receipt.

The following is a summary of inputs used, as of November 30, 2010, in valuing the Fund's investments carried at market value (see Notes to Portfolio of Investments):

                                                         LEVEL 2        LEVEL 3
                           TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                          VALUE AT          QUOTED     OBSERVABLE    UNOBSERVABLE
                     NOVEMBER 30, 2010      PRICE         INPUTS        INPUTS
                     -----------------   -----------   -----------   ------------
Total Investments*      $96,477,227      $96,477,227       $--            $--
                        ===========      ===========       ===            ===

* See Portfolio of Investments detail for security type and sector classification breakout.

  The accompanying notes are an integral part of the portfolio of investments.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                       NOTES TO PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2010 (UNAUDITED)

PORTFOLIO VALUATION -- The Bogle Investment Management Small Cap Growth Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - THE inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

- Level 1 - unadjusted quoted prices in active markets for identical securities.

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of November 30, 2010 is included with the Fund's Portfolio of Investments.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                                FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                             NUMBER
                                            OF SHARES       VALUE
                                           ----------   ------------
EQUITY FUNDS -- 100.0%
U.S. Large Cap Value Portfolio III(a)      12,779,707   $180,449,465
U.S. Large Company Portfolio(a)             9,513,123     88,852,573
U.S. Micro Cap Portfolio(b)                 7,128,229     91,027,488
U.S. Small Cap Portfolio(b)                 4,579,231     90,943,528
U.S. Small Cap Value Portfolio(b)           6,434,858    151,219,173
                                                        ------------
   TOTAL EQUITY FUNDS
      (Cost $520,783,597)                                602,492,227
                                                        ------------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $520,783,597)*                               602,492,227
                                                        ------------
OTHER ASSETS IN EXCESS OF LIABILITIES --
   0.0%                                                      131,942
                                                        ------------
NET ASSETS -- 100.0%                                    $602,624,169
                                                        ============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $520,783,597
                                ------------
Gross unrealized appreciation     81,708,630
Gross unrealized depreciation             --
                                ------------
Net unrealized appreciation     $ 81,708,630
                                ============

----------
(a) A portfolio of Dimensional Investment Group Inc.

(b) A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's assets carried at value (See Notes to Portfolio of Investments):

                                                             Level 2        Level 3
                                 Total         Level 1     Significant    Significant
                               Value at        Quoted      Observable    Unobservable
                               11/30/10         Price         Input          Input
                             ------------   ------------   -----------   ------------
Investments in Securities*   $602,492,227   $602,492,227       $--            $--
                             ============   ============       ===            ===

*    Please refer to the Portfolio of Investments for further details.

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES       VALUE
                                                 ----------   ------------
INTERNATIONAL EQUITY FUNDS -- 100.0%
Asia Pacific Small Company Portfolio(a)             338,370   $  8,557,373
Continental Small Company Portfolio(a)            1,082,300     16,894,700
DFA International Small Cap Value Portfolio(a)   10,808,627    169,695,449
DFA International Value Portfolio III(b)          8,009,090    126,703,801
Emerging Markets Portfolio(a)                       742,853     22,434,162
Emerging Markets Small Cap Portfolio(a)             888,018     20,957,218
Emerging Markets Value Portfolio(a)                 593,894     20,839,757
Japanese Small Company Portfolio(a)                 608,994      8,818,229
Large Cap International Portfolio(a)              1,135,099     21,078,779
United Kingdom Small Company Portfolio(a)           329,871      7,600,223
                                                              ------------
   TOTAL INTERNATIONAL EQUITY FUNDS
      (Cost $384,860,419)                                      423,579,691
                                                              ------------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $384,860,419)*                                     423,579,691
                                                              ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                      202,860
                                                              ------------
NET ASSETS -- 100.0%                                          $423,782,551
                                                              ============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $384,860,419
                                ------------
Gross unrealized appreciation     38,719,272
Gross unrealized depreciation             --
                                ------------
Net unrealized appreciation     $ 38,719,272
                                ============

----------
(a)  A portfolio of DFA Investment Dimensions Group Inc.

(b)  A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's assets carried at value (See Notes to Portfolio of Investments):

                                                             Level 2        Level 3
                                Total          Level 1     Significant    Significant
                               Value at        Quoted       Observable   Unobservable
                               11/30/10         Price         Input          Input
                             ------------   ------------   -----------   ------------
Investments in Securities*   $423,579,691   $423,579,691       $--            $--
                             ============   ============       ===            ===

*    Please refer to the Portfolio of Investments for further details.

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                          FREE MARKET FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                                          NUMBER
                                                         OF SHARES       VALUE
                                                        ----------   ------------
FIXED INCOME FUNDS -- 100.0%
DFA Five-Year Global Fixed Income Portfolio(a)          10,792,829   $124,980,957
DFA Five-Year Government Portfolio(a)                    3,603,202     39,923,481
DFA Inflation-Protected Securities Portfolio(a)          2,141,872     24,974,222
DFA Intermediate Government Fixed Income Portfolio(a)    4,708,496     59,939,156
DFA One-Year Fixed Income Portfolio(a)                  11,993,635    124,254,060
DFA Two-Year Global Fixed Income Portfolio(a)           12,206,574    124,873,248
                                                                     ------------
   TOTAL FIXED INCOME FUNDS
      (Cost $488,545,636)                                             498,945,124
                                                                     ------------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $488,545,636)*                                            498,945,124
                                                                     ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                             228,373
                                                                     ------------
NET ASSETS -- 100.0%                                                 $499,173,497
                                                                     ============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                       $488,545,636
                                                                     ------------
Gross unrealized appreciation                                          10,715,957
Gross unrealized depreciation                                            (316,469)
                                                                     ------------
Net unrealized appreciation                                          $ 10,399,488
                                                                     ============

----------
(a)  A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's assets carried at value (See Notes to Portfolio of Investments):

                                                             Level 2        Level 3
                                Total          Level 1     Significant    Significant
                               Value at        Quoted       Observable   Unobservable
                               11/30/10         Price         Input          Input
                             ------------   ------------   -----------   ------------
Investments in Securities*   $498,945,124   $498,945,124       $--            $--
                             ============   ============       ===            ===

*    Please refer to the Portfolio of Investments for further details.

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                        NOTES TO PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

PORTFOLIO VALUATION - Investments in the underlying funds are valued at the Free Market U.S. Equity Fund's, Free Market International Fund's and the Free Market Fixed Income Fund's (each a "Fund," collectively the "Funds") net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.'s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

     - Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Funds' net assets as of November 30, 2010 is included with each Fund's Portfolio of Investments.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the period ended November 30, 2010, there were no transfers between Level 1 and 2 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                               NOVEMBER 30, 2010
                                  (UNAUDITED)

                                                        Shares         Value
                                                     -----------   -------------
COMMON STOCKS -- 97.0%
CAPITAL GOODS -- 16.9%
Caterpillar, Inc.                                          3,000   $     253,800
Cummins, Inc.                                              3,500         339,920
Deere & Co.                                                3,200         239,040
Joy Global, Inc.                                           4,100         312,912
Precision Castparts Corp.                                  3,000         414,210
Rockwell Collins, Inc.                                     1,700          95,302
United Technologies Corp.                                  2,000         150,540
                                                                   -------------
                                                                       1,805,724
                                                                   -------------
CONSUMER DURABLES & APPAREL -- 7.0%
Coach, Inc.                                                3,800         214,852
Hasbro, Inc.                                               3,200         152,512
NIKE, Inc., Class B                                        4,400         378,972
                                                                   -------------
                                                                         746,336
                                                                   -------------
CONSUMER SERVICES -- 3.3%
Starbucks Corp.                                            4,000         122,400
Yum! Brands, Inc.                                          4,700         235,376
                                                                   -------------
                                                                         357,776
                                                                   -------------
ENERGY -- 10.9%
Cameron International Corp.*                               6,200         298,282
National Oilwell Varco, Inc.                               5,800         355,482
Peabody Energy Corp.                                       4,300         252,883
Schlumberger Ltd.                                          3,300         255,222
                                                                   -------------
                                                                       1,161,869
                                                                   -------------
FOOD & STAPLES RETAILING -- 1.5%
Costco Wholesale Corp.                                     2,300         155,503
                                                                   -------------
FOOD, BEVERAGES & TOBACCO -- 1.2%
Altria Group, Inc.                                         2,800          67,200
PepsiCo, Inc.                                                900          58,167
                                                                   -------------
                                                                         125,367
                                                                   -------------
HEALTH CARE EQUIPMENT & SERVICES -- 1.9%
CIGNA Corp.                                                1,500          55,215
Express Scripts, Inc.*                                     2,800         145,851
                                                                   -------------
                                                                         201,066
                                                                   -------------
HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Estee Lauder Cos. Inc., Class A (The)                        500          37,460
                                                                   -------------
MATERIALS -- 7.9%
Ball Corp.                                                   800          52,704
CF Industries Holdings, Inc.                               1,900         229,463
Cliffs Natural Resources, Inc.                             1,900         129,846
Freeport-McMoRan Copper & Gold, Inc.                       2,900         293,828
Monsanto Co.                                               2,400         143,808
                                                                   -------------
                                                                         849,649
                                                                   -------------

                                                        Shares         Value
                                                     -----------   -------------
MEDIA -- 1.2%
DIRECTV, Class A*                                          3,000   $     124,590
                                                                   -------------
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
   SCIENCES -- 1.7%
Alexion Pharmaceuticals, Inc.*                               600          45,870
Illumina, Inc.*                                            2,300         138,276
                                                                   -------------
                                                                         184,146
                                                                   -------------
RETAILING -- 6.8%
Amazon.com, Inc.*                                          2,800         491,120
Expedia, Inc.                                              3,700          97,421
TJX Cos., Inc. (The)                                       3,000         136,830
                                                                   -------------
                                                                         725,371
                                                                   -------------
SEMICONDUCTORS & SEMICONDUCTORS EQUIPMENT -- 3.8%
Avago Technologies Ltd. (Singapore)*                      10,500         274,155
Xilinx, Inc.                                               5,000         135,600
                                                                   -------------
                                                                         409,755
                                                                   -------------
SOFTWARE & SERVICES -- 18.5%
Akamai Technologies, Inc.*                                 4,600         240,074
Cognizant Technology Solutions Corp., Class A*             7,000         454,860
Google, Inc., Class A*                                       460         255,627
Intuit, Inc.*                                              6,200         278,318
Oracle Corp.                                               4,000         108,160
Salesforce.com, Inc.*                                      2,400         334,128
VMware, Inc., Class A*                                     3,800         309,776
                                                                   -------------
                                                                       1,980,943
                                                                   -------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 10.5%
Amphenol Corp., Class A                                    2,800         140,084
Apple, Inc.*                                               1,550         482,283
F5 Networks, Inc.*                                         1,000         131,880
NetApp, Inc.*                                              7,300         371,789
                                                                   -------------
                                                                       1,126,036
                                                                   -------------
TRANSPORTATION -- 3.6%
CSX Corp.                                                  1,400          85,134
Union Pacific Corp.                                        3,300         297,363
                                                                   -------------
                                                                         382,497
                                                                   -------------
   TOTAL COMMON STOCKS
      (Cost $7,736,272)                                               10,374,088
                                                                   -------------
TOTAL INVESTMENTS -- 97.0%
   (Cost $7,736,272)**                                                10,374,088
                                                                   -------------
OTHER ASSETS IN EXCESS OF
LIABILITIES --3.0%                                                       316,554
                                                                   -------------
NET ASSETS -- 100.0%                                               $  10,690,642
                                                                   =============

  The accompanying notes are an integral part of the portfolio of investments.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2010
                                  (UNAUDITED)

*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost                  $7,736,272
                                ----------
Gross unrealized appreciation    2,673,114
Gross unrealized depreciation     (35,298)
                                ----------
Net unrealized appreciation     $2,637,816
                                ==========

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's investments carried at market value (See Notes to Portfolio of Investments):

                                                                 LEVEL 2        LEVEL 3
                                   TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT          QUOTED      OBSERVABLE   UNOBSERVABLE
                             NOVEMBER 30, 2010      PRICE         INPUTS        INPUTS
                             -----------------   -----------   -----------   ------------
Investments in Securities*      $10,374,088      $10,374,088       $--            $--
                                ===========      ===========       ===            ===

* Please refer to the Portfolio of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the portfolio of investments.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                       NOTES TO PORTFOLIO OF INVESTMENTS
                               NOVEMBER 30, 2010
                                  (UNAUDITED)

PORTFOLIO VALUATION -- The Marvin & Palmer Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of November 30, 2010 is included with the Fund's Portfolio of Investments.

For more information with regard to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                  SHARES       VALUE
                                 -------   ------------
CONSUMER NON-CYCLICAL -- (CONTINUED)
Natus Medical*.................  139,812   $  1,797,982
Nektar Therapeutics*...........  187,217      2,372,039
Onyx Pharmaceuticals*..........   90,250      2,657,862
Par Pharmaceutical*............   94,413      3,392,259
PAREXEL International*.........  117,480      2,062,949
Princeton Review*..............  450,928        428,382
QKL Stores*....................   93,473        329,025
RehabCare Group*...............   77,416      1,566,126
Salix Pharmaceuticals*.........   72,530      3,238,465
Sirona Dental Systems*.........   76,170      2,878,464
SunOpta*.......................  238,200      1,650,726
Synovis Life Technologies*.....  141,873      2,291,249
TreeHouse Foods*...............   51,164      2,541,828
TrueBlue*......................  100,779      1,660,838
US Physical Therapy*...........   92,191      1,769,145
Valassis Communications*.......   67,150      2,185,733
VistaPrint NV*.................   41,200      1,661,184
Wright Express*................   53,990      2,325,349
                                           ------------
                                             88,555,035
                                           ------------

ENERGY -- 7.4%
Brigham Exploration*...........   87,980      2,212,697
Complete Production Services*..   94,040      2,675,438
Comstock Resources*............   65,730      1,610,385
Dawson Geophysical*............   60,485      1,694,790
Georesources*..................   39,570        788,234
International Coal Group*......  382,720      2,912,499
Key Energy Services*...........  157,611      1,623,393
Magnum Hunter Resources*.......  418,387      2,568,896
Natural Gas Services Group*....   40,490        666,060
Newpark Resources*.............  182,790      1,045,559
North American Energy
  Partners*....................  272,777      2,534,098
Oil States International*......   21,770      1,291,614
OYO Geospace*..................   36,651      2,780,345
Patterson-UTI Energy...........  118,020      2,329,715
Penn Virginia..................   83,630      1,326,372
Rex Energy*....................  132,150      1,565,978
Swift Energy*..................   40,900      1,492,441
                                           ------------
                                             31,118,514
                                           ------------

FINANCIAL -- 3.4%
Altisource Portfolio Solutions
  SA*..........................   73,060      1,985,771
Encore Capital Group*..........  122,426      2,275,899
First Citizens BancShares, Cl
  A............................    8,626      1,499,975
Knight Capital Group, CL A*....  230,380      3,027,193
Pinnacle Financial Partners*...  102,790      1,010,426
Provident Financial Services...   80,770      1,113,011
Stifel Financial*..............   42,300      2,192,409
Washington Federal.............   85,980      1,269,065
                                           ------------
                                             14,373,749
                                           ------------

INDUSTRIAL -- 17.8%
A.O. Smith.....................   54,750      2,157,698
Applied Industrial
  Technologies.................   82,694      2,470,897
Atlas Air Worldwide Holdings*..   48,580      2,650,525
Briggs & Stratton..............  118,160      2,057,166
Capstone Turbine*..............  581,046        454,378
Celadon Group*.................  159,200      2,144,424
Columbus McKinnon*.............  105,150      1,725,511
Drew Industries*...............   76,198      1,539,200
DXP Enterprises*...............   54,665      1,176,391
Elster Group SE, ADR*..........   51,319        812,380
EnerSys*.......................  100,973      3,048,375
EnPro Industries*..............   74,535      2,731,708
Esterline Technologies*........   40,872      2,406,543
Fushi Copperweld*..............  113,643      1,020,514
GrafTech International*........  160,230      3,140,508
Harbin Electric*...............  128,061      2,084,833
Hexcel*........................   38,310        657,016
HUB Group, Cl A*...............   97,722      3,188,669
IESI-BFC.......................   60,358      1,315,201
II-VI*.........................   64,616      2,638,271
Kennametal.....................   83,810      2,834,454
L.B. Foster, CL A*.............   21,325        739,764
LMI Aerospace*.................   77,654      1,263,431
Marten Transport...............   73,613      1,582,679
Measurement Specialties*.......   32,652        835,238
Middleby*......................   27,730      2,231,433
NVE*...........................   50,676      2,583,969
Old Dominion Freight Line*.....  104,010      3,003,809
Orion Marine Group*............   92,400      1,241,856
OSI Systems*...................   36,200      1,262,294
Power-One*.....................  323,520      3,057,264
Rock-Tenn......................   53,980      2,919,778
Rofin-Sinar Technologies*......   84,240      2,418,530
RTI International Metals*......   67,103      1,903,712
Silgan Holdings................   69,550      2,381,392
STR Holdings*..................  134,820      2,420,019
VSE............................   23,085        701,091
Werner Enterprises.............   99,140      2,139,441
                                           ------------
                                             74,940,362
                                           ------------

TECHNOLOGY -- 13.5%
Ariba*.........................   63,571      1,286,359
Compuware*.....................  351,320      3,618,596
CSG Systems International*.....  112,980      2,126,284
Emulex*........................  256,850      2,907,542
Entegris*......................  121,133        787,364
Interactive Intelligence*......   71,264      1,926,979
LivePerson*....................  197,916      1,911,869
Manhattan Associates*..........   73,970      2,299,727
Maxwell Technologies*..........   80,950      1,308,961
Microsemi*.....................  135,880      3,008,383


  The accompanying notes are an integral part of the portfolio of investments.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                  SHARES       VALUE
                                 -------   ------------
TECHNOLOGY -- (CONTINUED)
O2Micro International*.........  137,771   $    854,180
Open Text*.....................   52,610      2,240,660
Parametric Technology*.........   99,320      2,127,434
PMC-Sierra*....................  403,160      2,922,910
Progress Software*.............   46,160      1,780,391
Quality Systems................   36,420      2,348,726
Quest Software*................   94,370      2,387,561
Radiant Systems*...............   91,496      1,651,503
RADWARE*.......................   39,650      1,230,339
Riverbed Technology*...........   72,870      2,471,022
Schawk.........................   65,220      1,170,047
Silicon Image*.................  338,450      2,595,912
Smith Micro Software*..........  175,424      2,620,835
Solera Holdings................   54,250      2,604,000
STEC*..........................  151,893      2,581,422
Sykes Enterprises*.............   80,809      1,486,886
Tyler Technologies*............   26,898        548,988
Ultimate Software Group*.......   41,380      1,815,341
                                           ------------
                                             56,620,221
                                           ------------

UTILITIES -- 0.5%
Avista.........................   93,390      1,995,744
                                           ------------
  TOTAL COMMON STOCK
     (Cost $331,335,945).......             408,058,415
                                           ------------

EXCHANGE TRADED FUND -- 2.0%
iShares Russell 2000 Growth
  Index Fund...................  104,515      8,512,747
                                           ------------
  TOTAL EXCHANGE TRADED FUND
     (Cost $7,006,605).........               8,512,747
                                           ------------
TOTAL INVESTMENTS -- 99.1%
  (Cost $338,342,550)**........             416,571,162
                                           ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.9%..........               3,679,739
                                           ------------
NET ASSETS -- 100.0%...........            $420,250,901
                                           ============
---------------

+    More narrow industries are utilized for compliance
     purposes, whereas broad sectors are utilized for
     reporting purposes.
*    Non-income producing security.
**   The cost and unrealized appreciation and
     depreciation in the value of the investments owned
     by the fund, as computed on a federal income tax
     basis, as follows:
     Aggregate Cost                        $338,342,550
                                           ------------
     Gross
     unrealized appreciation                 89,925,409
     Gross
     unrealized depreciation                (11,696,797)
                                           ------------
     Net
     unrealized appreciation               $ 78,228,612
                                           ============
ADR  American Depositary Receipt
Cl   Class



The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's investments carried at market value (See Notes to Portfolio of Investments):

                                                                               LEVEL 2        LEVEL 3
                                                   TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                 VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                                 11/30/10         PRICE         INPUTS        INPUTS
                                               ------------   ------------   -----------   ------------
Investments in Securities*...................  $416,571,162   $416,571,162       $--            $--
                                               ============   ============       ===            ===




---------------

*    Please refer to Portfolio of Investments for industry and security type breakouts.





  The accompanying notes are an integral part of the portfolio of investments.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                       NOTES TO PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

     PORTFOLIO VALUATION -- The Perimeter Small Cap Growth Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. As of November 30, 2010, there were no fair valued securities.

     Fair Value Measurements -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels are described below:

     - Level 1 -- unadjusted quoted prices in active markets for identical assets and liabilities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of November 30, 2010 are included with the Fund's Portfolio of Investments.

     At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the period ended November 30, 2010, there were no transfers between Level 1 and 2 for the Fund.


For more information with regard to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange
                                   Commission.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
                                                        PORTFOLIO OF INVESTMENTS

                                              Number
                                            of Shares        Value
                                           -----------   -------------
COMMON STOCK--95.7%
BASIC INDUSTRIES--4.2%
   Graham Packaging Co., Inc. *                116,020   $   1,461,852
   International Coal Group, Inc. *            148,990       1,133,814
   Schweitzer-Mauduit International,
      Inc. (a)                                  14,080         884,365
   Sensient Technologies Corp.                  14,940         507,512
   Spartech Corp. * (a)                         44,230         420,627
                                                         -------------
                                                             4,408,170
                                                         -------------
CAPITAL GOODS--11.0%
   Actuant Corp., Class A                       27,590         651,952
   Acuity Brands, Inc. (a)                      18,300         985,638
   Beacon Roofing Supply, Inc. *                69,790       1,199,690
   Brady Corp., Class A                         24,833         768,085
   Drew Industries, Inc. * (a)                  21,535         435,007
   Globe Specialty Metals, Inc.                 60,940         987,837
   Granite Construction, Inc. (a)               20,535         520,973
   Griffon Corp. *                              78,580         952,390
   Hillenbrand, Inc. (a)                        29,805         575,535
   Insituform Technologies, Inc.,
      Class A *                                 47,670       1,055,414
   LSI Industries, Inc.                         20,785         183,532
   Mueller Industries, Inc.                     10,840         330,512
   Mueller Water Products, Inc.,
      Class A                                   94,705         333,362
   Olin Corp.                                   16,940         309,494
   Rofin-Sinar Technologies, Inc. *              6,385         183,313
   Tutor Perini Corp.                           36,385         693,134
   UniTek Global Services, Inc. *               93,190         421,219
   WESCO International, Inc. * (a)              19,960         952,491
                                                         -------------
                                                            11,539,578
                                                         -------------
COMMUNICATIONS--0.7%
   EarthLink, Inc. (a)                          49,580         444,485
   Neutral Tandem, Inc. *                       19,660         282,514
                                                         -------------
                                                               726,999
                                                         -------------
CONSUMER DURABLES--1.6%
   Tempur-Pedic International, Inc. *           24,195         849,486
   Tower International, Inc. * (a)              56,820         852,300
                                                         -------------
                                                             1,701,786
                                                         -------------

                                              Number
                                            of Shares        Value
                                           -----------   -------------
CONSUMER NON-DURABLES--7.2%
   Alliance One International, Inc. *           84,030   $     326,036
   Brown Shoe Co., Inc.                         38,627         549,276
   Callaway Golf Co. (a)                        82,715         633,597
   Dole Food Co., Inc. * (a)                    92,595         876,875
   Fresh Del Monte Produce, Inc.                24,170         530,773
   Matthews International Corp.,
      Class A                                   10,320         335,194
   Nu Skin Enterprises, Inc., Class A           26,140         826,285
   RC2 Corp. *                                  45,070         998,301
   Skechers U.S.A., Inc., Class A *
      (a)                                       29,120         672,381
   Steven Madden Ltd. * (a)                     15,932         720,923
   Take-Two Interactive Software,
      Inc. *                                    48,035         531,507
   Universal Corp.                              14,125         577,854
                                                         -------------
                                                             7,579,002
                                                         -------------
CONSUMER SERVICES--19.9%
   ABM Industries, Inc.                         20,930         482,018
   Asbury Automative Group, Inc. *              51,560         811,554
   Asset Acceptance Capital Corp. *
      (a)                                       26,580         156,290
   BJ's Wholesale Club, Inc. *                  11,300         517,653
   Brink's Co., (The)                           50,510       1,239,515
   Charming Shoppes, Inc. * (a)                138,245         526,022
   Dress Barn, Inc., (The) * (a)                44,410       1,096,927
   Ennis, Inc.                                  20,740         354,032
   Finish Line, Inc., (The), Class A
      (a)                                       73,645       1,314,563
   Franklin Covey Co. *                          6,790          54,524
   FTI Consulting, Inc. *                       22,160         789,782
   G&K Services, Inc., Class A                  17,507         485,644
   Geo Group, Inc., (The) *                     20,200         486,820
   Group 1 Automotive, Inc. (a)                 17,415         674,483
   Heidrick & Struggles International,
      Inc.                                      37,710         783,237
   International Speedway Corp.,
      Class A                                   38,893         921,375
   KAR Auction Services, Inc. *                 52,460         632,143
   Knoll, Inc.                                  57,923         889,118
   Knot, Inc., (The) *                          41,425         387,324

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                              Number
                                            of Shares        Value
                                           -----------   -------------
CONSUMER SERVICES--(CONTINUED)
   Korn/Ferry International *                   17,895   $     309,941
   Live Nation Entertainment, Inc. *            69,785         750,887
   MAXIMUS, Inc.                                15,195         922,337
   Men's Wearhouse, Inc., (The)                 24,645         702,875
   Navigant Consulting, Inc. *                  59,390         494,125
   Regis Corp. (a)                              38,535         686,694
   Rent-A-Center, Inc. (a)                      30,150         839,376
   Service Corp. International                  58,830         474,170
   SFN Group, Inc. *                           106,930         916,390
   Steiner Leisure Ltd. *                        7,670         308,487
   Steinway Musical Instruments *               18,435         318,004
   Viad Corp.                                   14,205         337,369
   World Fuel Services Corp.                    40,602       1,222,120
                                                         -------------
                                                            20,885,799
                                                         -------------
ENERGY--2.1%
   Bristow Group, Inc. *                        27,210       1,194,791
   Helix Energy Solutions
      Group, Inc. *                             32,030         449,381
   Rosetta Resources, Inc. *                    17,585         629,895
                                                         -------------
                                                             2,274,067
                                                         -------------
FINANCE--20.6%
   Ameris Bancorp *                             22,908         220,833
   AMERISAFE, Inc. *                            17,930         331,526
   Apollo Investment Corp.                      35,960         379,738
   Centerstate Banks, Inc.                      53,090         375,346
   Citizens Republic Bancorp, Inc. *
      (a)                                      449,140         260,501
   CNA Surety Corp. *                           13,910         326,885
   Columbia Banking System, Inc.
      (a)                                       27,445         478,641
   Cowen Group, Inc., Class A * (a)             26,640         108,691
   Cypress Sharpridge Investments,
      Inc.                                      56,215         767,335
   FBR Capital Markets Corp. *                 118,615         429,386
   Fifth Street Finance Corp. (a)               89,725       1,034,529
   First American Financial Corp.               44,930         636,658
   First Citizens Bancshares, Inc.,
      Class A                                    3,250         565,143
   Flagstone Reinsurance Holdings
      S.A.                                      23,025         263,636

                                              Number
                                            of Shares        Value
                                           -----------   -------------
FINANCE--(CONTINUED)
   Gladstone Capital Corp.                      15,210   $     170,200
   Global Indemnity PLC *                       13,828         265,221
   Heritage Financial Corp. *                    7,275          99,813
   Horace Mann Educators Corp.                  24,810         405,147
   Infinity Property & Casualty Corp.           10,845         626,082
   JMP Group, Inc.                              65,280         456,307
   Knight Capital Group, Inc.,
      Class A *                                 92,860       1,220,180
   Maiden Holdings Ltd.                        127,260         958,268
   MGIC Investment Corp. * (a)                  83,525         711,633
   Nara Bancorp, Inc. *                         89,120         727,219
   Navigators Group, Inc., (The) *               8,645         427,841
   Nelnet, Inc., Class A                        48,086       1,026,636
   Ocwen Financial Corp. * (a)                 120,050       1,056,440
   Park Sterling Bank *                         42,490         223,497
   PHH Corp. * (a)                              71,290       1,513,487
   Platinum Underwriters Holdings
      Ltd. (a)                                  23,475       1,014,824
   ProAssurance Corp. *                          4,085         241,955
   Safety Insurance Group, Inc.                  9,805         458,972
   State Auto Financial Corp.                   31,785         500,296
   Stewart Information Services
      Corp.                                     42,775         455,126
   Student Loan Corp., (The)                    18,405         551,782
   SVB Financial Group * (a)                    10,485         471,091
   Symetra Financial Corp.                      75,320         911,372
   TradeStation Group, Inc. *                   54,910         349,228
   United Rentals, Inc. *                       12,920         253,490
   Washington Federal, Inc.                     27,810         410,476
                                                         -------------
                                                            21,685,431
                                                         -------------
HEALTH CARE--11.4%
   Addus HomeCare Corp. *                       49,626         206,444
   AmSurg Corp. *                               20,515         377,066
   Centene Corp. *                              17,515         407,224
   Conmed Corp. *                               24,425         525,382
   Haemonetics Corp. *                          16,625         977,384
   Hanger Orthopedic Group, Inc. *              29,535         566,481
   Invacare Corp.                               14,535         392,300
   Kindred Healthcare, Inc. *                   67,955       1,096,794
   LHC Group, Inc. * (a)                        16,755         443,170
   LifePoint Hospitals, Inc. * (a)              22,720         822,918

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                              Number
                                            of Shares        Value
                                           -----------   -------------
HEALTH CARE--(CONTINUED)
   Owens & Minor, Inc.                          25,827   $     729,613
   PharMerica Corp. *                           19,170         208,186
   PSS World Medical, Inc. * (a)                24,145         497,387
   RehabCare Group, Inc. *                      38,390         776,630
   Res-Care, Inc. * (a)                         33,845         447,769
   Select Medical Holdings Corp. *              86,755         537,013
   Skilled Healthcare Group, Inc.,
        Class A *                               49,715         316,187
   Symmetry Medical, Inc. *                    115,925         947,107
   U.S. Physical Therapy, Inc. *                88,474       1,697,816
                                                         -------------
                                                            11,972,871
                                                         -------------
REAL ESTATE INVESTMENT TRUSTS--5.3%
   Anworth Mortgage Asset Corp.                195,367       1,355,847
   Capstead Mortgage Corp.                      30,235         355,261
   Chatham Lodging Trust                        50,205         824,868
   Colony Financial, Inc. (a)                   21,680         418,207
   Gladstone Commercial Corp.                   17,535         324,398
   Hatteras Financial Corp.                     11,325         350,849
   MFA Financial, Inc.                          89,600         730,240
   Monmouth Real Estate
        Investment Corp., Class A (a)           68,550         557,312
   Redwood Trust, Inc.                          45,000         622,350
                                                         -------------
                                                             5,539,332
                                                         -------------
TECHNOLOGY--8.2%
   Bel Fuse, Inc., Class B                      15,525         348,536
   Belden, Inc.                                 39,190       1,304,243
   Brooks Automation, Inc. *                    43,810         317,623
   CIBER, Inc. *                                85,020         285,667
   Coherent, Inc. * (a)                          7,080         292,475
   Dolan Co., (The) *                           24,445         334,897
   Electronics For Imaging, Inc. *              27,525         360,302
   EnerSys *                                    50,485       1,524,142
   Generac Holdings, Inc. *                     23,045         342,449
   Heartland Payment Systems, Inc.              57,590         909,346
   Imation Corp. * (a)                          29,750         282,625
   Insight Enterprises, Inc. *                  18,990         239,464
   Ness Technologies, Inc. *                    35,675         160,894
   NETGEAR, Inc. *                              28,075         892,224
   Sykes Enterprises, Inc. *                     2,485          45,108
   SYNNEX Corp. *                               18,680         535,369

                                              Number
                                            of Shares        Value
                                           -----------   -------------
TECHNOLOGY--(CONTINUED)
   Teradyne, Inc. *                             21,590   $     255,734
   Verigy Ltd. * (a)                            21,655         185,367
                                                         -------------
                                                             8,616,465
                                                         -------------
TRANSPORTATION--2.7%
   Arkansas Best Corp. (a)                      18,395         453,161
   Diana Shipping, Inc. *                       38,325         517,003
   UTI Worldwide, Inc.                          95,405       1,836,545
                                                         -------------
                                                             2,806,709
                                                         -------------
UTILITIES--0.8%
   PNM Resources, Inc.                          69,080         827,577
                                                         -------------
TOTAL COMMON STOCK
   (Cost $88,845,965)                                      100,563,786
                                                         -------------
SECURITIES LENDING COLLATERAL--16.1%
   Bank of Montreal,
      0.18%, 12/01/10, TD                      256,710         256,710
   Bank of Nova Scotia,
      0.18%, 12/01/10, TD                      256,710         256,710
   Barclays Bank PLC,
      0.15%, 12/01/10, TD                      256,710         256,710
   Credit Industriel et Commercial,
      0.20%, 12/01/10, TD                      256,710         256,710
   Dexia Bank SA,
      0.20%, 12/01/10, TD                      256,710         256,710
   Institutional Money Market Trust         13,897,901      13,897,901
   KBC Bank NV,
      0.19%, 12/01/10, TD                    1,758,629       1,758,629
                                                         -------------
TOTAL SECURITIES LENDING
   COLLATERAL
   (Cost $16,940,080)                                       16,940,080
                                                         -------------
TOTAL INVESTMENTS--111.8%
   (Cost $105,786,045)**                                   117,503,866
                                                         -------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS-- (11.8)%                                  (12,415,007)
                                                         -------------
NET ASSETS--100.0%                                       $ 105,088,859
                                                         =============

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)
                                                        PORTFOLIO OF INVESTMENTS

----------
TD   -- Time Deposits

*    -- Non-income producing.

(a) -- All or a portion of the security is on loan. See Notes to Portfolio of Investments.

**   -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                  $105,786,045
                                ------------
Gross unrealized appreciation     16,854,730
Gross unrealized depreciation     (5,136,909)
                                ------------
Net unrealized appreciation     $ 11,717,821
                                ============

A summary of the inputs used to value the Fund's investments as of November 30, 2010 is as follows (see Notes to Portfolio of Investments):

                                                                LEVEL 2        LEVEL 3
                                    TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                  11/30/10         PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Common Stock *                  $100,563,786   $100,563,786    $       --        $--
Securities Lending Collateral     16,940,080     13,897,901     3,042,179
                                ------------   ------------    ----------        ---
   Total Assets                 $117,503,866   $114,461,687    $3,042,179        $--
                                ============   ============    ==========        ===

* see Portfolio of Investments detail for industry and security type breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                                                        Portfolio of Investments

                                              Number
                                            of Shares        Value
                                           -----------   -------------
LONG POSITIONS--105.9%
COMMON STOCK--100.5%
BASIC INDUSTRIES--7.4%
   AEP Industries, Inc. * +                     71,299   $   1,714,741
   Cytec Industries, Inc. +                     63,240       3,024,769
   Haynes International, Inc. +                 58,660       2,268,382
   International Coal Group, Inc. *            483,985       3,683,126
   Material Sciences Corp. *                   222,612       1,097,477
   PH Glatfelter Co.                           205,145       2,552,004
   Reliance Steel & Aluminum Co.                37,770       1,678,877
   Smurfit-Stone Container Corp.*               87,555       2,092,565
   Spartech Corp.*                             292,615       2,782,769
   Thompson Creek Metals Co., Inc. * +         223,195       2,711,819
                                                         -------------
                                                            23,606,529
                                                         -------------
CAPITAL GOODS--11.1%
   Chase Corp. +                                80,312       1,251,261
   Columbus McKinnon Corp. * +                  79,390       1,302,790
   Ducommun, Inc. +                            144,285       3,229,098
   Dynamics Research Corp. *                   115,405       1,568,354
   General Cable Corp.*                         56,365       1,848,208
   Global Power Equipment Group, Inc. *
      (a) +                                    184,859       3,682,391
   Griffon Corp. * +                           141,256       1,712,023
   Harsco Corp. +                               71,030       1,708,982
   Innovative Solutions and Support,
      Inc. *                                   215,802       1,193,385
   KMG Chenicals, Inc.                           8,734         124,896
   Masco Corp.                                 178,535       1,947,817
   Mohawk Industries, Inc. * (a) +              44,920       2,360,097
   NCI Building Systems, Inc. * (a)            306,510       3,190,769
   NN, Inc. *                                  302,816       3,028,160
   Preformed Line Products Co. +                 1,886          87,699
   Stanley Black & Decker, Inc. +               42,945       2,556,516
   Thermadyne Holdings Corp. * +               183,400       2,743,664
   Zagg, Inc. * (a)                            242,020       1,742,544
                                                         -------------
                                                            35,278,654
                                                         -------------
COMMUNICATIONS--2.9%
   InfoSpace, Inc.*                            511,795       3,951,057
   SureWest Communications*                    370,965       3,283,040
   Web.com Group, Inc.*                        245,145       1,983,223
                                                         -------------
                                                             9,217,320
                                                         -------------
CONSUMER DURABLES--4.0%
   D.R. Horton, Inc. +                         146,835       1,474,223
   Dana Holding Corp. * (a) +                  152,495       2,304,199
   Hooker Furniture Corp.                       77,457         880,686

                                              Number
                                            of Shares        Value
                                           -----------   -------------
CONSUMER DURABLES--(CONTINUED)
   Libbey, Inc. * (a)                          161,335   $   2,334,517
   LoJack Corp. *                              252,995       1,247,265
   Magna International, Inc., Class A
      (a) +                                     32,310       1,539,248
   Pulte Homes, Inc. * (a) +                   158,295         990,927
   Stanley Furniture Co., Inc. * (a)           108,087         353,444
   Toll Brothers, Inc. * +                      83,440       1,497,748
                                                         -------------
                                                            12,622,257
                                                         -------------
CONSUMER NON-DURABLES--5.4%
   Brunswick Corp. +                           151,150       2,410,842
   Coach, Inc. +                                35,228       1,991,791
   Coca-Cola Femsa S.A. de C.V. -
      Sponsored ADR +                           29,825       2,415,229
   Lorillard, Inc. +                            23,485       1,868,936
   Matthews International Corp.,
      Class A +                                 53,975       1,753,108
   Perry Ellis International, Inc. * +          56,290       1,531,651
   Rocky Brands, Inc.*                          70,165         649,026
   Timberland Co., (The), Class A *             78,295       1,940,150
   VF Corp.                                     30,705       2,544,830
                                                         -------------
                                                            17,105,563
                                                         -------------
CONSUMER SERVICES--15.6%
   AFC Enterprises, Inc. * +                   116,001       1,540,493
   Asbury Automative Group Inc.*               121,450       1,911,623
   Barrett Business Services, Inc. +           108,300       1,606,089
   Benihana, Inc., Class A *                   233,560       1,807,754
   Biglari Holdings, Inc. *+                     2,505         972,691
   CBIZ, Inc.*                                 167,270       1,006,965
   Century Casinos, Inc. *                     768,896       1,753,083
   Charming Shoppes, Inc.*                     493,890       1,879,251
   Christopher & Banks Corp.                   295,360       1,574,269
   CRA International, Inc. * +                  51,390       1,135,719
   Destination Maternity Corp.*                 35,694       1,366,366
   Dress Barn, Inc., (The) * (a) +              51,410       1,269,827
   Hackett Group, Inc. (The) *                 402,984       1,418,504
   Harte-Hanks, Inc. +                          81,645       1,015,664
   Heidrick & Struggles International,
      Inc. +                                   113,670       2,360,926
   Hudson Highland Group, Inc. *               560,023       2,284,894
   LECG Corp. *                                470,195         442,971
   Lithia Motors, Inc., Class A +              159,380       2,065,565
   MarineMax, Inc. * +                         252,551       1,926,964
   Multi-Color Corp. +                         131,676       2,574,266

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        Portfolio of Investments

                                              Number
                                            of Shares        Value
                                           -----------   -------------
CONSUMER SERVICES--(CONTINUED)
   Saga Communications, Inc., Class
      A *                                       73,467   $   1,580,275
   Schawk, Inc. +                               90,086       1,616,143
   Stage Stores, Inc.                          159,950       2,420,044
   Steiner Leisure Ltd. * +                     35,915       1,444,501
   Towers Watson & Co., Class A                 43,345       2,175,919
   Tuesday Morning Corp.*                      855,238       4,447,238
   Viad Corp. +                                 75,470       1,792,413
   Walgreen Co.                                 63,215       2,203,043
                                                         -------------
                                                            49,593,460
                                                         -------------
ENERGY--4.1%
   Bristow Group, Inc. * +                      40,640       1,784,502
   Canadian Natural Resources Ltd.              50,180       1,929,923
   Cenovus Energy Inc.                          67,110       1,930,755
   Ensco PLC, Sponsored ADR (a)                 32,640       1,547,136
   EOG Resources, Inc. (a)                      36,125       3,213,319
   GulfMark Offshore, Inc., Class A * +         49,950       1,464,534
   Mitcham Industries, Inc.*                   109,785       1,042,958
                                                         -------------
                                                            12,913,127
                                                         -------------
FINANCE--23.4%
   ACE Ltd. (a) +                               36,400       2,130,128
   Advance America Cash Advance
      Centers, Inc.                            180,605         859,680
   Alterra Capital Holdings Ltd. (a) +          50,250       1,022,085
   Aon Corp. +                                  41,830       1,678,220
   Banco Santander SA-Sponsored
      ADR +                                    133,055       1,279,989
   Bank of America Corp. +                     256,430       2,807,908
   BankFinancial Corp.                          74,220         692,473
   Beacon Federal Bancorp, Inc.                 37,425         419,160
   Brown & Brown, Inc. +                        82,335       1,883,001
   Calamos Asset Management, Inc.,
      Class A                                  211,010       2,517,349
   Capital One Financial Corp. +                50,560       1,882,349
   CapitalSource, Inc.                         366,970       2,370,626
   Century Bancorp, Inc., Class A               29,950         722,094
   Citigroup, Inc. *                           692,305       2,907,681
   Citizens Republic Bancorp, Inc.*          1,470,855         853,096
   eHealth, Inc. *+                            159,540       2,401,077
   ESSA Bancorp, Inc. (a)                       48,300         635,145
   FBR Capital Markets Corp.*                  336,275       1,217,316
   Fidelity National Financial, Inc.,
      Class A +                                 92,200       1,244,700

                                              Number
                                            of Shares        Value
                                           -----------   -------------
FINANCE--(CONTINUED)
   First American Financial Corp. +             53,555   $     758,874
   First California Financial Group,
      Inc. *                                   298,775         717,060
   First Place Financial Corp. *               100,015         214,032
   First Southern Bancorp, Inc.,
     Class B 144A * ++                          64,350         608,108
   Flushing Financial Corp.                    123,281       1,651,965
   Fox Chase Bancorp, Inc. *                    69,395         729,341
   Goldman Sachs Group, Inc., (The)
      (a)                                       14,203       2,217,656
   HF Financial Corp.                           49,690         539,137
   Hopfed Bancorp, Inc.                         43,115         388,466
   Hudson City Bancorp, Inc.                   109,085       1,238,115
   Investors Title Co. +                         6,324         193,008
   JPMorgan Chase & Co. +                      153,066       5,721,607
   Kaiser Federal Financial Group,
      Inc. (a)                                  75,018         724,674
   KKR Financial Holdings LLC +                159,730       1,405,624
   Loews Corp. +                                65,365       2,445,305
   Maiden Holdings Ltd. +                      396,862       2,988,371
   Morgan Stanley +                             66,033       1,615,167
   NBH Holdings Corp., Class A
      144A * ++                                 79,735       1,609,052
   New Hampshire Thrift
     Bancshares, Inc.                           29,529         377,971
   Nicholas Financial, Inc.*                   136,017       1,358,810
   OceanFirst Financial Corp.                   46,025         555,522
   OmniAmerican Bancorp, Inc.*                  49,620         612,311
   Oriental Financial Group, Inc. +            198,905       2,307,298
   Oritani Financial Corp.                     111,885       1,256,469
   Penn Millers Holding Corp.*                  28,945         387,574
   SLM Corp. * +                               146,780       1,695,309
   Star Bulk Carriers Corp.                     23,120          66,354
   Stewart Information Services
      Corp. (a)                                 98,765       1,050,860
   Sun Bancorp, Inc.*                          156,820         649,235
   Teche Holding Co.                            10,222         325,315
   TFS Financial Corp.                         108,485         887,407
   TradeStation Group, Inc. * +                179,785       1,143,433
   United Bancshares, Inc.                      39,640         382,922
   Univest Corp. of Pennsylvania                32,075         596,916
   Validus Holdings, Ltd. +                     75,277       2,198,841
   West Coast Bancorp *                        359,125         948,090

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        Portfolio of Investments

                                              Number
                                            of Shares        Value
                                           -----------   -------------
FINANCE--(CONTINUED)
   White Mountains Insurance Group
      Ltd. +                                     6,900   $   2,190,750
                                                         -------------
                                                            74,281,026
                                                         -------------
HEALTH CARE--6.5%
   Allied Healthcare International
     Inc.*                                     326,941         948,129
   Alpha PRO Tech Ltd. * (a)                   378,780         602,260
   AmSurg Corp. * +                             71,110       1,307,002
   Anika Therapeutics, Inc. *                  231,960       1,417,276
   BioClinica, Inc. *                          280,261       1,149,070
   Hooper Holmes, Inc. *                       671,908         436,740
   Immucor, Inc.*                               87,060       1,599,292
   IMRIS, Inc.*                                292,925       1,456,851
   Kendle International, Inc. * +              105,247         948,275
   Lincare Holdings, Inc. (a) +                 82,469       2,123,577
   NovaMed, Inc. *                             281,063       3,265,952
   Pfizer, Inc. +                              169,335       2,758,467
   Synergetics USA, Inc. *                     610,406       2,099,797
   Theragenics Corp. *                         413,205         574,355
                                                         -------------
                                                            20,687,043
                                                         -------------
REAL ESTATE INVESTMENT TRUSTS--0.3%
   Reis, Inc. *                                123,108         843,290
                                                         -------------
TECHNOLOGY--18.6%
   ADPT Corp. *                                663,060       1,962,658
   Amdocs Ltd. * +                              90,905       2,363,530
   Avnet, Inc. * +                              77,685       2,381,045
   Coleman Cable, Inc. *                       461,018       2,650,853
   Computer Sciences Corp.                      49,070       2,189,994
   Compuware Corp. * +                         293,990       3,028,097
   Concurrent Computer Corp. *                 279,392       1,335,494
   CoreLogic, Inc. +                           158,980       2,895,026
   Digi International, Inc. * +                151,537       1,454,755
   Entegris, Inc. *                            505,625       3,286,563
   Hewlett-Packard Co. +                        72,018       3,019,715
   Hurco Cos., Inc. *                           72,465       1,395,676
   Micron Technology, Inc.*                    219,575       1,594,115
   Microsoft Corp. +                           225,435       5,683,216
   MRV Communications, Inc. *                1,210,970       1,973,881
   NumereX Corp., Class A *                     11,567          94,387
   Oracle Corp. +                              108,949       2,945,981
   PAR Technology Corp.*                       146,043         876,258
   Pericom Semiconductor Corp.*                134,520       1,343,855
   Photronics, Inc. * (a)                      456,110       2,914,543
   Pulse Electronics Corp.                     307,713       1,261,623

                                              Number
                                            of Shares        Value
                                           -----------   -------------

TECHNOLOGY--(CONTINUED)
   Rimage Corp. *                               86,189   $   1,318,692
   SL Industries, Inc. *                        39,430         640,738
   Sykes Enterprises, Inc. * +                 151,125       2,780,700
   Telular Corp. +                             481,109       2,559,500
   Tier Technologies, Inc., Class B * +        261,820       1,282,918
   Tyco Electronics Ltd. +                      77,290       2,351,162
   Virtusa Corp. * +                           121,058       1,651,231
                                                         -------------
                                                            59,236,206
                                                         -------------
TRANSPORTATION--1.2%
   DHT Holdings, Inc.                          366,050       1,606,960
   FedEx Corp. +                                25,045       2,282,100
                                                         -------------
                                                             3,889,060
                                                         -------------
      TOTAL COMMON STOCK
         (Cost $293,911,926)                               319,273,535
                                                         -------------
PREFERRED STOCK--0.3%
FINANCE--0.3%
   First Southern Bancorp, Inc.
      5.000% 144A ++                               110         665,114
   SLM Corp. Pfd. 6.970%                         5,170         219,622
                                                         -------------
      TOTAL PREFERRED STOCK
         (Cost $238,858)                                       884,736
                                                         -------------
RIGHTS--0.0%
UTILITIES--0.0%
   Stanley Furniture Co., Inc.
      Exercise Price $3.00, Exp.
      12/08/10                                  67,052           4,358
                                                         -------------
      TOTAL RIGHTS
         (Cost $0)                                               4,358
                                                         -------------
SECURITIES LENDING COLLATERAL--5.1%
   Bank of Montreal, 0.18%,
     12/01/10, TD                              245,042         245,042
   Bank of Nova Scotia, 0.18%,
     12/01/10, TD                              245,042         245,042
   Barclays Bank PLC, 0.15%,
     12/01/10, TD                              245,042         245,042
   Credit Industriel et Commercial,
     0.20%, 12/01/10, TD                       245,042         245,042
   Dexia Bank SA, 0.20%,
       12/01/10, TD                            245,042         245,042
   Institutional Money Market Trust         13,266,212      13,266,212

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        Portfolio of Investments

                                              Number
                                            of Shares        Value
                                           -----------   -------------
SECURITIES LENDING COLLATERAL--(CONTINUED)
   KBC Bank NV, 0.19%,
      12/01/10, TD                           1,678,696   $   1,678,696
                                                         -------------
   TOTAL SECURITIES LENDING
      COLLATERAL
      (Cost $16,170,118)                                    16,170,118
                                                         -------------
TOTAL LONG POSITIONS--105.9%
   (COST $310,320,902)**                                   336,332,747
                                                         -------------
SECURITIES SOLD SHORT--(34.1%)
COMMON STOCK--(34.1%)
BASIC INDUSTRIES--(1.3%)
   China Green Agriculture, Inc. *             (21,015)       (177,997)
   Ethanex Energy, Inc. *                         (648)            (45)
   Molycorp, Inc.*                             (17,425)       (505,674)
   NewMarket Corp.                             (14,155)     (1,780,699)
   Seabridge Gold, Inc. **                     (18,890)       (546,866)
   Tanzanian Royalty Exploration
      Corp.*                                  (158,070)     (1,036,939)
                                                         -------------
                                                            (4,048,220)
                                                         -------------
CAPITAL GOODS--(1.5%)
   Applied Energetics, Inc. *                 (238,070)       (190,456)
   Applied Nanotech Holdings, Inc. *            (8,285)         (3,231)
   DynaMotive Energy Systems
      Corp. *                                  (72,185)        (13,354)
   PMFG, Inc. **                               (51,785)       (771,597)
   Satcon Technology Corp.*                   (253,440)       (894,643)
   Trex Co., Inc. **                          (156,005)     (2,878,292)
                                                         -------------
                                                            (4,751,573)
                                                         -------------
COMMUNICATIONS--(4.7%)
   Akamai Technologies, Inc. **                (49,465)     (2,581,578)
   Ancestry.com, Inc.*                         (49,425)     (1,412,567)
   CTC Communications Group, Inc.
      * +++                                    (98,900)            (10)
   Equinix, Inc. **                            (25,135)     (1,950,476)
   GSI Commerce, Inc. **                       (82,490)     (1,967,387)
   Interliant, Inc. *                             (600)              0
   LogMeIn, Inc. *                             (45,955)     (2,012,369)
   OpenTable, Inc.*                             (9,030)       (655,036)
   Rackspace Hosting, Inc. **                 (127,575)     (3,721,363)
   Wave Systems Corp., Class A *              (267,400)       (705,936)
                                                         -------------
                                                           (15,006,722)
                                                         -------------
CONSUMER DURABLES--(1.3%)
   Kandi Technolgies Corp. *                   (32,850)       (188,231)
   Middleby Corp., (The) **                    (12,885)     (1,036,856)
   QSound Labs, Inc. *                          (4,440)           (488)

                                              Number
                                            of Shares        Value
                                           -----------   -------------
CONSUMER DURABLES--(CONTINUED)
   Tesla Motors, Inc.*                         (58,315)  $  (2,060,269)
   Universal Electronics Inc.*                 (36,460)     (1,001,921)
                                                         -------------
                                                            (4,287,765)
                                                         -------------
CONSUMER NON-DURABLES--(1.1%)
   Amish Naturals, Inc. *                      (25,959)           (156)
   Cal-Maine Foods, Inc.                       (30,235)       (927,005)
   Diamond Foods, Inc.                         (29,865)     (1,389,917)
   Green Mountain Coffee Roasters,
      Inc.*                                    (28,700)     (1,064,196)
   Valence Technology, Inc. *                  (27,585)        (36,688)
                                                         -------------
                                                            (3,417,962)
                                                         -------------
CONSUMER SERVICES--(7.2%)
   Arbitron, Inc.                              (72,420)     (2,116,112)
   Buffalo Wild Wings, Inc.*                   (33,970)     (1,647,205)
   EnerNOC, Inc. *                             (77,455)     (1,899,971)
   Industrial Services of America,
     Inc. *                                    (79,657)       (842,771)
   Lululemon Athletica, Inc. *                 (19,585)     (1,050,148)
   Medifast, Inc. *                            (47,155)     (1,148,696)
   Netflix, Inc. *                             (19,050)     (3,922,395)
   New Oriental Education &
     Technology Group, Inc. -
     Sponsored ADR*                            (14,385)     (1,521,933)
   ReachLocal, Inc.*                           (81,455)     (1,404,284)
   Ritchie Bros. Auctioneers, Inc.             (86,585)     (1,733,432)
   Rosetta Stone, Inc.*                        (53,995)     (1,133,355)
   Spectrum Group International, Inc. *         (4,616)         (8,447)
   Sturm Ruger & Co., Inc.                    (130,040)     (2,080,640)
   Vail Resorts, Inc.*                         (31,170)     (1,411,378)
   VistaPrint NV *                             (24,545)       (989,654)
                                                         -------------
                                                           (22,910,421)
                                                         -------------
ENERGY--(0.8%)
   Beard Co. *                                  (9,710)         (7,283)
   Houston American Energy Corp.               (73,190)     (1,259,600)
   InterOil Corp. *                            (16,075)     (1,220,575)
                                                         -------------
                                                            (2,487,458)
                                                         -------------
FINANCE--(0.2%)
   China Logistics, Inc. *                         (26)             (1)
   Value Line, Inc.                            (48,454)       (697,738)
                                                         -------------
                                                              (697,739)
                                                         -------------
HEALTH CARE--(3.2%)
   athenahealth Inc.*                          (26,735)     (1,096,402)
   Bodytel Scientific, Inc. *                   (4,840)            (36)
   Conceptus, Inc. **                          (48,575)       (638,761)

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        Portfolio of Investments

                                              Number
                                            of Shares        Value
                                           -----------   -------------
HEALTH CARE--(CONTINUED)
   DexCom, Inc. *                              (61,375)  $    (692,003)
   HeartWare International, Inc. *             (12,740)     (1,171,570)
   IDEXX Laboratories, Inc. **                 (12,125)       (778,546)
   Intuitive Surgical, Inc.*                    (5,765)     (1,500,572)
   MAKO Surgical Corp. *                       (90,950)     (1,043,196)
   Mindray Medical International
      Ltd.-ADR                                 (69,400)     (1,821,750)
   Savient Pharmaceuticals, Inc. *             (73,850)       (872,169)
   Spectranetics Corp. *                       (94,170)       (460,491)
                                                         -------------
                                                           (10,075,496)
                                                         -------------
REAL ESTATE INVESTMENT TRUSTS--(0.3%)
   St. Joe Co., (The)*                         (45,490)       (800,624)
                                                         -------------
TECHNOLOGY--(11.8%)
   3D Systems Corp.*                           (67,795)     (1,907,751)
   Acme Packet, Inc. *                         (21,190)     (1,037,886)
   Aixtron AG-Sponsored ADR                    (75,935)     (2,328,167)
   American Superconductor Corp. *             (24,635)       (819,853)
   ANSYS, Inc. *                               (17,505)       (848,993)
   ANTS Software, Inc. *                       (10,334)         (4,134)
   ARM Holdings plc - Sponsored
     ADR                                      (107,490)     (2,015,438)
   Cavium Networks, Inc.*                      (30,155)     (1,109,553)
   China Fire & Security Group, Inc. *         (76,420)       (551,752)
   Ciena Corp.*                               (130,475)     (1,976,696)
   Citrix Systems, Inc.*                       (11,920)       (791,726)
   ConSyGen, Inc. *                               (200)              0
   Cree, Inc. *                                (25,590)     (1,667,956)
   Ener1, Inc. *                              (102,820)       (447,267)
   EZchip Semiconductor Ltd. *                 (47,960)     (1,167,826)
   First Solar, Inc. **                        (22,305)     (2,740,169)
   Infinera Corp. **                           (71,310)       (581,890)
   Juniper Networks, Inc.*                     (29,455)     (1,002,059)
   Nestor, Inc. *                              (15,200)            (14)
   Netlogic Microsystems, Inc.*                (32,515)     (1,014,468)
   NetSuite, Inc.*                             (61,030)     (1,514,765)
   OmniVision Technologies, Inc. *             (64,445)     (1,823,149)
   QuickLogic Corp.*                          (129,480)       (774,290)
   Red Hat, Inc.*                              (26,930)     (1,171,455)
   Riverbed Technology, Inc.*                  (27,740)       (940,663)
   Salesforce.com, Inc. **                      (8,255)     (1,149,261)
   Sonic Solutions *                           (99,115)       (989,168)
   STEC, Inc.*                                 (64,160)     (1,090,399)
   SuccessFactors, Inc. *                      (62,850)     (1,896,185)

                                              Number
                                            of Shares        Value
                                           -----------   -------------
TECHNOLOGY--(CONTINUED)
   Tiger Telematics, Inc. *                     (6,510)  $          (7)
   TigerLogic Corp.*                           (69,315)       (319,542)
   Tower Semiconductor Ltd. *                 (514,365)       (714,967)
   Vicor Corp.                                (134,300)     (2,253,554)
   VMware, Inc., Class A **                    (10,000)       (815,200)
   WorldGate Communications, Inc. *           (582,655)       (145,722)
   Xybernaut Corp. *                           (35,000)              0
                                                         -------------
                                                           (37,611,925)
                                                         -------------
UTILITIES--(0.7%)
   Cadiz, Inc.*                                (56,520)       (637,546)
   Clean Energy Fuels Corp. *                 (108,495)     (1,451,663)
                                                         -------------
                                                            (2,089,209)
                                                         -------------
      TOTAL COMMON STOCK
         (Proceeds $99,409,070)                           (108,185,114)
                                                         -------------
WARRANTS--0.0%
UTILITIES--0.0%
   Greenhunter Energy, Inc.
      Exercise Price $27.50, Exp.
      09/15/11                                    (423)              0
                                                         -------------
      TOTAL WARRANTS
         (Proceeds $0)                                               0
                                                         -------------
      TOTAL SECURITIES SOLD
         SHORT --(34.1%)
         (Proceeds $99,409,067)                           (108,185,114)
                                                         -------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--28.2%                                    89,470,003
                                                         -------------
NET ASSETS--100.0%                                       $ 317,617,636
                                                         =============

ADR  -- American Depositary Receipt

TD   -- Time Deposits

144A -- Security was purchased pursuant to Rule 144A under the Securities
        Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2010, these securities amounted to $2,882,274 or 0.9% of net assets. These 144A securities have not been deemed illiquid.

*    -- Non-income producing.

(a) -- All or a portion of the security is on loan. See Notes to Porfolio of Investments.

+    -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

++   -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of November 30, 2010, long positions amounted to $2,882,274 and short positions amounted to ($10), or 0.9% and 0.0%, respectively, of net assets.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        Portfolio of Investments

**   -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                  $310,320,902
                                ------------
Gross unrealized appreciation     38,870,359
Gross unrealized depreciation    (12,858,514)
                                ------------
Net unrealized appreciation     $ 26,011,845
                                ============

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

                                                        Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2010 is as follows (see Notes to Portfolio of Investments):

                                                                   LEVEL 2        LEVEL 3
                                       TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AS OF      QUOTED      OBSERVABLE    UNOBSERVABLE
                                     11/30/10        PRICE          INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
Common Stock
   Basic Industries                $ 23,606,529   $ 23,606,529    $       --    $       --
   Capital Goods                     35,278,654     35,278,654            --            --
   Communications                     9,217,320      9,217,320            --            --
   Consumer Durables                 12,622 257     12,622 257            --            --
   Consumer Non-Durables             17,105,563     17,105,563            --            --
   Consumer Services                 49,593,460     49,593,460            --            --
   Energy                            12,913,127     12,913,127            --            --
   Finance                           74,281,026     72,063,866            --     2,217,160
   Health Care                       20,687,043     20,687,043            --            --
   Real Estate Investment Trusts        843,290        843,290            --            --
   Technology                        59,236,206     59,236,206            --            --
   Transportation                     3,889,060      3,889,060            --            --
Preferred Stocks
   Finance                              884,736        219,622            --       665,114
Rights                                    4,358          4,358            --            --
Securities Lending Collateral        16,170,118     13,266,212     2,903,906            --
                                   ------------   ------------    ----------    ----------
Total Assets                       $336,332,747   $330,546,567    $2,903,906    $2,882,274
                                   ============   ============    ==========    ==========

                                                                     LEVEL 2        LEVEL 3
                                        TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                    VALUE AS OF       QUOTED       OBSERVABLE     UNOBSERVABLE
                                      11/30/10         PRICE          INPUTS         INPUTS
                                   -------------   -------------   -----------   -------------
Securities Sold Short
   Basic Industries                $  (4,048,220)  $  (4,048,220)      $--           $ --
   Capital Goods                      (4,751,573)     (4,751,573)       --             --
   Communications                    (15,006,722)    (15,006,712)       --            (10)
   Consumer Durables                  (4,287,765)     (4,287,765)       --             --
   Consumer Non-Durables              (3,417,962)     (3,417,962)       --             --
   Consumer Services                 (22,910,421)    (22,910,421)       --             --
   Energy                             (2,487,458)     (2,487,458)       --             --
   Finance                              (697,739)       (697,739)       --             --
   Health Care                       (10,075,496)    (10,075,496)       --             --
   Real Estate Investment Trusts        (800,624)       (800,624)       --             --
   Technology                        (37,611,925)    (37,611,925)       --             --
   Utilities                          (2,089,209)     (2,089,209)       --             --
                                   -------------   -------------       ---           ----
Total Liabilities                  $(108,185,114)  $(108,185,104)      $--           $(10)
                                   =============   =============       ===           ====

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                  COMMON     PREFERRED
                                                     TOTAL         STOCK       STOCK
                                                  INVESTMENTS    FINANCE      FINANCE
                                                  -----------   ----------   ---------
Balance as of August 31, 2010                      $2,499,108   $2,236,410    $262,698
Accrued discounts/premiums                                 --           --          --
Net realized gain/(loss)                                   --           --          --
Change in unrealized appreciation/(depreciation)      383,166      (19,250)    402,416
Net purchases/(sales)                                      --           --          --
Transfers in and/or out of Level 3 *                       --           --          --
                                                   ----------   ----------    --------
Balance as of November 30, 2010                    $2,882,274   $2,217,160    $665,114
                                                   ==========   ==========    ========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)
                                                        Portfolio of Investments

                                                      SECURITIES SOLD SHORT
                                                  ----------------------------
                                                     TOTAL
                                                  INVESTMENTS   COMMUNICATIONS
                                                  -----------   --------------
Balance as of August 31, 2010                        $(10)           $(10)
Accrued discounts/premiums                             --              --
Net realized gain/(loss)                               --              --
Change in unrealized appreciation/(depreciation)       --              --
Net purchases/(sales)                                  --              --
Transfers in and/or out of Level 3 *                   --              --
                                                     ----            ----
Balance as of November 30, 2010                      $(10)           $(10)
                                                     ====            ====

* Transfers in and/or out of Level 3 are recognized as of the actual date of the event or change in circumstances that caused the transfer. The transfer occurred because of lack of observable market data due to decrease in market activity for this security.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND
                                                        Portfolio of Investments

                                              Number
                                            of Shares        Value
                                           -----------   -------------
LONG POSITIONS--84.4%
COMMON STOCK--83.9%
BASIC INDUSTRIES--4.5%
   Albemarle Corp. +                               368   $      19,905
   Ball Corp.                                      380          25,034
   Bayer AG - Sponsored ADR +                      665          48,472
   Crown Holdings, Inc.*                           643          19,952
   Cytec Industries, Inc.                          560          26,785
   Graham Packaging Co., Inc.*                   1,408          17,741
   Owens-Illinois, Inc.*                           570          15,322
   Reliance Steel & Aluminum Co. +                 833          37,027
   Solutia, Inc.*                                1,420          30,360
   Spartech Corp. +*                             5,987          56,936
                                                         -------------
                                                               297,534
                                                         -------------
CAPITAL GOODS--8.8%
   Cooper Industries PLC                           290          15,805
   Globe Specialty Metals, Inc.                  2,292          37,153
   Honeywell International, Inc. +               1,720          85,501
   Kennametal, Inc.                                550          18,601
   Koninklijke Philips Electronics NV            1,170          31,574
   Lennox International, Inc.                      440          19,356
   Lockheed Martin Corp.                           285          19,391
   Masco Corp.                                   1,620          17,674
   Mohawk Industries, Inc.*                        500          26,270
   Precision Castparts Corp. +                     275          37,969
   Siemens AG - Sponsored ADR +                    528          57,974
   Thomas & Betts Corp.*                           450          20,003
   TriMas Corp. +*                               2,775          55,361
   Tyco International Ltd. +                     2,555          96,809
   URS Corp.*                                      465          18,386
   WESCO International, Inc. +*                    445          21,235
                                                         -------------
                                                               579,062
                                                         -------------
COMMUNICATIONS--3.6%
   DIRECTV, Class A +*                           1,540          63,956
   Shenandoah Telecommunications
      Co.                                        1,828          31,972
   Time Warner Cable, Inc.                         475          29,232
   Vodafone Group PLC - Sponsored
      ADR +                                      2,785          69,792
   Windstream Corp. +                            3,360          43,814
                                                         -------------
                                                               238,766
                                                         -------------
CONSUMER DURABLES--0.7%
   Autoliv, Inc.                                   196          14,390
   Lennar Corp., Class A                           557           8,461

                                              Number
                                            of Shares        Value
                                           -----------   -------------
CONSUMER DURABLES--(CONTINUED)
   Magna International, Inc., Class A              470   $      22,391
                                                         -------------
                                                                45,242
                                                         -------------
CONSUMER NON-DURABLES--3.7%
   Anheuser-Busch InBev NV -
      Sponsored ADR +                            1,176          64,609
   Clorox Co., (The)                               270          16,689
   Coca-Cola Enterprises, Inc.                   2,000          48,300
   ConAgra Foods, Inc. +                         2,000          42,960
   Dean Foods Co.*                               1,330           9,669
   Dr. Pepper Snapple Group, Inc.                  321          11,758
   Electronic Arts, Inc.*                          695          10,362
   Guess?, Inc.                                    520          24,570
   Lorillard, Inc.                                 152          12,096
                                                         -------------
                                                               241,013
                                                         -------------
CONSUMER SERVICES--14.7%
   Abercrombie & Fitch Co., Class A                390          19,597
   AnnTaylor Stores Corp.*                         592          15,931
   Century Casinos, Inc.*                        7,858          17,916
   Cinemark Holdings, Inc. +                     3,140          55,107
   eBay, Inc.*                                     490          14,274
   Equifax, Inc. +                               1,966          68,043
   Expedia, Inc.                                   910          23,960
   Gap, Inc., (The)                              1,085          23,176
   Home Depot, Inc. (The)                          710          21,449
   Liberty Media-Starz, Series A +*                873          54,864
   Lowe's Cos., Inc.                               640          14,528
   Macy's, Inc.                                    928          23,831
   Manpower, Inc. +                              1,358          76,483
   McGraw-Hill Cos., Inc., (The) +               1,660          57,253
   Moody's Corp. +                               2,455          65,868
   Nordstrom, Inc.                                 390          16,692
   Omnicom Group, Inc. +                         1,575          71,568
   Robert Half International, Inc. +             1,268          35,149
   Strayer Education, Inc. +                       450          61,142
   Time Warner, Inc. +                           1,910          56,326
   Towers Watson & Co., Class A +                  693          34,789
   Viacom, Inc., Class B                         2,135          80,767
   Wal-Mart Stores, Inc.                           418          22,610
   Walgreen Co.                                    520          18,122
   Williams-Sonoma, Inc.                           530          17,633
                                                         -------------
                                                               967,078
                                                         -------------
ENERGY--2.8%
   Canadian Natural Resources Ltd.                 295          11,346
   EOG Resources, Inc.                             628          55,861
   Noble Energy, Inc.                              178          14,463

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        Portfolio of Investments

                                              Number
                                            of Shares        Value
                                           -----------   -------------
ENERGY--(CONTINUED)
   Occidental Petroleum Corp. +                    654   $      57,663
   PetroBakken Energy Ltd., Class A                707          12,968
   Rosetta Resources, Inc.*                        424          15,188
   Ultra Petroleum Corp.*                          408          19,172
                                                         -------------
                                                               186,661
                                                         -------------
FINANCE--9.7%
   ACE Ltd.                                        481          28,148
   American Express Co.                            650          28,093
   Bank of America Corp.                         1,790          19,600
   Barclays PLC - Sponsored ADR +                2,029          32,748
   Capital One Financial Corp.                     450          16,753
   Discover Financial Services                   1,923          35,152
   East West Bancorp, Inc.                       1,435          24,883
   Federated Investors, Inc., Class B            1,100          26,081
   Fifth Third Bancorp                           1,030          12,308
   JPMorgan Chase & Co. +                          962          35,960
   Kaiser Federal Financial Group,
      Inc.                                       2,000          19,320
   Maiden Holdings Ltd.                          2,735          20,595
   Morgan Stanley +                              1,490          36,445
   Oriental Financial Group, Inc.                2,255          26,158
   PNC Financial Services Group,
      Inc.                                         250          13,463
   Popular, Inc.*                                7,440          21,427
   Raymond James Financial, Inc. +               1,740          49,903
   SLM Corp.*                                    1,443          16,667
   State Street Corp. +                          1,067          46,094
   Torchmark Corp.                                 550          31,609
   TradeStation Group, Inc.*                     3,658          23,265
   Travelers Cos., Inc., (The)                     334          18,033
   Validus Holdings, Ltd.*                         675          19,717
   Wells Fargo & Co. +                           1,368          37,223
                                                         -------------
                                                               639,645
                                                         -------------
HEALTH CARE--14.9%
   Abbott Laboratories +                           954          44,370
   Amgen, Inc. +*                                  962          50,688
   Cardinal Health, Inc.                           775          27,574
   CareFusion Corp. +*                           3,690          84,390
   Covidien PLC +                                2,409         101,347
   DaVita, Inc.*                                   311          22,610
   Hologic, Inc. +*                              5,708          93,611
   Humana, Inc.*                                   323          18,101
   Johnson & Johnson +                             830          51,087

                                              Number
                                            of Shares        Value
                                           -----------   -------------
HEALTH CARE--(CONTINUED)
   Laboratory Corp. of America
      Holdings*                                    158   $      12,961
   Lincare Holdings, Inc.                        1,027          26,445
   McKesson Corp.                                  418          26,710
   Merck & Co., Inc. +                           1,660          57,220
   Novartis AG - ADR +                             830          44,330
   Omnicare, Inc.                                1,007          23,221
   Pfizer, Inc. +                                6,615         107,758
   Roche Holding AG +                            1,820          62,644
   STERIS Corp. +                                1,655          56,949
   Stryker Corp. +                               1,003          50,240
   WellPoint, Inc.*                                320          17,837
                                                         -------------
                                                               980,093
                                                         -------------
REAL ESTATE INVESTMENT TRUSTS--0.3%
   MFA Financial, Inc.                           2,359          19,226
                                                         -------------
TECHNOLOGY--19.5%
   Accenture PLC, Class A                          737          31,927
   Amdocs Ltd. +*                                2,660          69,160
   Analog Devices, Inc.                            766          27,239
   Arrow Electronics, Inc. +*                    1,427          44,251
   Avnet, Inc. +*                                1,330          40,764
   CA, Inc. +                                    2,973          68,052
   CACI International, Inc., Class A*              365          18,370
   CGI Group, Inc. Class A +*                    2,790          43,747
   EMC Corp. +*                                  3,632          78,052
   Flextronics International Ltd.*               3,199          23,193
   Harris Corp. +                                2,635         116,572
   Hewlett-Packard Co. +                         1,977          82,896
   Ingram Micro, Inc., Class A +*                4,410          78,719
   International Business Machines
     Corp. +                                       343          48,521
   Littelfuse, Inc.                                970          44,882
   Microsoft Corp. +                             3,175          80,042
   Oracle Corp. +                                2,917          78,876
   STMicroelectronics NV +                       5,508          49,297
   Symantec Corp.*                                 988          16,598
   Texas Instruments, Inc.                         605          19,239
   Thermo Fisher Scientific, Inc. +*             1,085          55,183
   Tyco Electronics Ltd.                           830          25,249
   Western Digital Corp. +*                      1,490          49,915
   Western Union Co.                             1,190          20,992
   Xerox Corp. +                                 5,973          68,451
                                                         -------------
                                                             1,280,187
                                                         -------------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        Portfolio of Investments

                                              Number
                                            of Shares        Value
                                           -----------   -------------
UTILITIES--0.7%
   Allegheny Energy, Inc.                        1,103   $      25,170
   American Electric Power Co., Inc.               603          21,467
                                                         -------------
                                                                46,637
                                                         -------------
      TOTAL COMMON STOCK
         (Cost $5,430,314)                                   5,521,144
                                                         -------------
WARRANTS--0.5%
FINANCE--0.5%
   JPMorgan Chase & Co., Strike
      Price $42.42, Exp. 10/28/18                2,746          34,682
                                                         -------------
      TOTAL WARRANTS
         (Cost $34,953)                                         34,682
                                                         -------------
TOTAL LONG POSITIONS--84.4%
   (COST $5,465,267)**                                       5,555,826
                                                         -------------
SECURITIES SOLD SHORT--(31.5%)
COMMON STOCK--(30.9%)
BASIC INDUSTRIES--(0.4%)
   NewMarket Corp.                                 (64)         (8,051)
   Seabridge Gold, Inc.*                          (409)        (11,841)
   Tanzanian Royalty Exploration
      Corp.*                                    (1,230)         (8,069)
                                                         -------------
                                                               (27,961)
                                                         -------------
CAPITAL GOODS--(1.9%)
   Donaldson Co., Inc.                            (190)        (10,315)
   Encore Wire Corp.                              (680)        (15,490)
   FLIR Systems, Inc.*                          (1,325)        (35,517)
   Graco, Inc.                                    (207)         (7,444)
   Otter Tail Corp.                               (570)        (11,719)
   PACCAR, Inc.                                   (180)         (9,695)
   PMFG, Inc.*                                    (280)         (4,172)
   Quanta Services, Inc.*                         (675)        (11,887)
   Trex Co., Inc.*                                (375)         (6,919)
   Watsco, Inc.                                   (198)        (11,933)
                                                         -------------
                                                              (125,091)
                                                         -------------
COMMUNICATIONS--(3.8%)
   Akamai Technologies, Inc.*                     (300)        (15,657)
   Ancestry.com, Inc.*                            (420)        (12,004)
   Cbeyond, Inc.*                                 (605)         (7,974)
   Cincinnati Bell, Inc.*                       (2,465)         (6,015)
   Clearwire Corp., Class A*                    (2,685)        (18,849)
   Cogent Communications Group,
      Inc.*                                     (2,000)        (24,160)
   Equinix, Inc.*                               (1,000)        (77,600)
   Global Crossing Ltd.*                          (972)        (12,996)
   GSI Commerce, Inc.*                            (294)         (7,012)
   Leap Wireless International, Inc.*             (435)         (4,735)

                                              Number
                                            of Shares        Value
                                           -----------   -------------
COMMUNICATIONS--(CONTINUED)
   OpenTable, Inc.*                               (170)  $     (12,332)
   PAETEC Holding Corp.*                        (1,270)         (4,699)
   Rackspace Hosting, Inc.*                       (552)        (16,102)
   SAVVIS, Inc.*                                  (825)        (20,732)
   tw telecom, inc.*                              (595)         (9,806)
                                                         -------------
                                                              (250,673)
                                                         -------------
CONSUMER DURABLES--(0.7%)
   Harley-Davidson, Inc.                          (380)        (11,886)
   LKQ Corp.*                                     (674)        (14,542)
   Middleby Corp., (The)*                         (111)         (8,932)
   Ryland Group, Inc., (The)                      (501)         (7,305)
                                                         -------------
                                                               (42,665)
                                                         -------------
CONSUMER NON-DURABLES--(1.4%)
   Flowers Foods, Inc.                          (1,296)        (33,955)
   Gildan Activewear, Inc.*                       (311)         (9,355)
   Green Mountain Coffee Roasters,
      Inc.*                                       (632)        (23,435)
   K-Swiss, Inc., Class A*                        (935)        (11,706)
   Luxottica Group SPA - Sponsored
      ADR                                         (384)        (10,203)
   LVMH Moet Hennessy Louis
      Vuitton SA - Unsponsored ADR                (212)         (6,515)
                                                         -------------
                                                               (95,169)
                                                         -------------
CONSUMER SERVICES--(8.7%)
   Blue Nile, Inc.*                               (288)        (14,242)
   Buffalo Wild Wings, Inc.*                      (300)        (14,547)
   Cenveo, Inc.*                                (4,475)        (22,912)
   Churchill Downs, Inc.                          (666)        (26,367)
   Clean Harbors, Inc.*                            (86)         (6,368)
   Concur Technologies, Inc.*                     (789)        (40,405)
   Fastenal Co.                                   (142)         (7,600)
   Iron Mountain, Inc.                          (1,482)        (32,915)
   Lamar Advertising Co., Class A*                (935)        (34,361)
   McClatchy Co., (The)*                        (7,950)        (25,122)
   Media General, Inc., Class A*                (5,590)        (23,813)
   New Oriental Education &
      Technology Group, Inc. -
      Sponsored ADR*                              (198)        (20,948)
   Pegasystems, Inc.                              (800)        (24,760)
   Pool Corp.                                     (830)        (17,588)
   Ritchie Bros. Auctioneers, Inc.              (1,386)        (27,748)
   Rite Aid Corp.*                              (8,237)         (7,740)
   Rollins, Inc.                                (1,561)        (42,178)

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        Portfolio of Investments

                                              Number
                                            of Shares        Value
                                           -----------   -------------
CONSUMER SERVICES--(CONTINUED)
   Sinclair Broadcasting Group, Inc.,
      Class A                                   (2,795)  $     (21,661)
   Sonic Corp.*                                 (1,580)        (14,789)
   Tim Hortons, Inc.                              (249)         (9,818)
   Ultimate Software Group, Inc.,
      (The)*                                      (775)        (33,999)
   United Natural Foods, Inc.*                    (395)        (14,789)
   Vail Resorts, Inc.*                            (418)        (18,927)
   Warner Music Group Corp.*                    (5,595)        (26,968)
   Wendy's/Arby's Group, Inc., Class
      A                                         (2,950)        (14,072)
   Whole Foods Market, Inc.*                      (334)        (15,771)
   Winn-Dixie Stores, Inc.*                     (1,705)        (10,366)
                                                         -------------
                                                              (570,774)
                                                         -------------
ENERGY--(0.8%)
   CARBO Ceramics, Inc.                           (189)        (18,361)
   Chesapeake Energy Corp.                        (410)         (8,659)
   Continental Resources, Inc.*                   (304)        (16,249)
   Range Resources Corp.                          (178)         (7,474)
                                                         -------------
                                                               (50,743)
                                                         -------------
FINANCE--(2.8%)
   ASTA Funding, Inc.                           (1,325)         (9,474)
   Banco de Sabadell SA*                        (2,701)        (10,486)
   CVB Financial Corp.                          (1,945)        (15,307)
   Eaton Vance Corp.                              (670)        (19,912)
   Greenhill & Co., Inc.                          (168)        (12,590)
   Hancock Holding Co.                            (595)        (18,743)
   New York Community Bancorp,
      Inc.                                        (740)        (12,432)
   PacWest Bancorp                                (740)        (12,580)
   Royal Bank of Canada                           (228)        (12,219)
   Texas Capital Bancshares, Inc.*                (740)        (13,971)
   Tompkins Financial Corp.                       (375)        (14,385)
   UMB Financial Corp.                            (450)        (16,785)
   Valley National Bancorp                      (1,185)        (15,050)
                                                         -------------
                                                              (183,934)
                                                         -------------
HEALTH CARE--(3.3%)
   Align Technology, Inc.*                        (820)        (14,342)
   AstraZeneca PLC - Sponsored
      ADR                                         (264)        (12,389)
   athenahealth, Inc.*                            (440)        (18,044)
   Bristol-Myers Squibb Co.                     (1,408)        (35,538)
   Conceptus, Inc.*                               (573)         (7,535)

                                              Number
                                            of Shares        Value
                                           -----------   -------------
HEALTH CARE--(CONTINUED)
   Elan Corp. PLC - Sponsored
      ADR*                                      (1,635)  $      (8,420)
   IDEXX Laboratories, Inc.*                      (294)        (18,878)
   Lundbeck (H.) A/S                            (1,325)        (22,948)
   Qiagen N.V.*                                   (908)        (16,616)
   Seattle Genetics, Inc.*                        (530)         (8,003)
   Stericycle, Inc.*                              (272)        (20,101)
   Valeant Pharmaceuticals
      International, Inc.                         (628)        (16,246)
   Warner Chilcott PLC, Class A                   (825)        (15,683)
                                                         -------------
                                                              (214,743)
                                                         -------------
TECHNOLOGY--(5.9%)
   Alvarion Ltd.*                               (3,234)         (8,473)
   Aspen Technology, Inc.*                      (2,336)        (29,200)
   Blackboard, Inc.*                              (658)        (27,340)
   Ciena Corp.*                                 (1,340)        (20,301)
   Cirrus Logic, Inc.*                            (919)        (14,033)
   Dassault Systemes SA - ADR                     (206)        (14,121)
   Finisar Corp.*                               (1,150)        (21,988)
   First Solar, Inc.*                             (185)        (22,727)
   Infinera Corp.*                                (470)         (3,835)
   Itron, Inc.*                                   (183)        (10,389)
   National Instruments Corp.                     (734)        (25,044)
   NetSuite, Inc.*                                (669)        (16,605)
   Polycom, Inc.*                               (1,015)        (37,560)
   Red Hat, Inc.*                                 (380)        (16,530)
   Salesforce.com, Inc.*                          (131)        (18,238)
   Skyworks Solutions, Inc.*                      (750)        (19,088)
   Syntel, Inc.                                   (723)        (34,516)
   VMware, Inc., Class A*                         (357)        (29,103)
   Wipro Ltd. - ADR                             (1,605)        (21,972)
                                                         -------------
                                                              (391,063)
                                                         -------------
TRANSPORTATION--(0.4%)
   CH Robinson Worldwide, Inc.                    (150)        (11,056)
   Expeditors International of
      Washington, Inc.                            (267)        (14,124)
                                                         -------------
                                                               (25,180)
                                                         -------------
UTILITIES--(0.8%)
   Aqua America, Inc.                             (158)         (3,405)
   Consolidated Edison, Inc.                       (69)         (3,337)
   NextEra Energy, Inc.                           (178)         (9,010)
   Progress Energy, Inc.                          (316)        (13,806)
   Wisconsin Energy Corp.                         (189)        (11,382)

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        Portfolio of Investments

                                              Number
                                            of Shares        Value
                                           -----------   -------------
UTILITIES--(CONTINUED)
   Xcel Energy, Inc.                              (610)  $     (14,335)
                                                         -------------
                                                               (55,275)
                                                         -------------
      TOTAL COMMON STOCK
         (Proceeds $2,004,515)                              (2,033,271)
                                                         -------------
EXCHANGE TRADED FUND--(0.6%)
FINANCE--(0.6%)
   Pharmaceutical HOLDRs Trust                    (700)        (43,841)
                                                         -------------
      TOTAL EXCHANGE TRADED FUND
         (Proceeds $45,466)                                    (43,841)
                                                         -------------
      TOTAL SECURITIES SOLD
         SHORT --(31.5%)
         (Proceeds $2,049,981)                              (2,077,112)
                                                         -------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--47.1%                                     3,103,291
                                                         -------------
NET ASSETS--100.0%                                       $   6,582,005
                                                         =============

ADR    -- American Depositary Receipt

HOLDRs -- Holding Company Depositary Receipts

*      -- Non-income producing.

+      -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

**     -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost                  $5,465,267
                                ----------
Gross Unrealized Appreciation      194,072
Gross Unrealized Depreciation     (103,513)
                                ----------
Net unrealized appreciation     $   90,559
                                ==========

A summary of the inputs used to value the Fund's investments as of November 30, 2010 is as follows (see Notes to Portfolio of Investments):

                                                                      LEVEL 2        LEVEL 3
                                           TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                        VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                          11/30/10       PRICE         INPUTS        INPUTS
                                        -----------   -----------   -----------   ------------
Investment in securities *               $5,555,826    $5,555,826       $--            $--
                                         ----------    ----------       ---            ---
Total Assets                             $5,555,826    $5,555,826       $--            $--
                                         ==========    ==========       ===            ===

                                                                      LEVEL 2        LEVEL 3
                                           TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                        VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                          11/30/10       PRICE         INPUTS        INPUTS
                                        -----------   -----------   -----------   ------------
Investment in securities sold short *   $(2,077,112)  $(2,077,112)      $--            $--
                                        -----------   -----------       ---            ---
Total Liabilities                       $(2,077,112)  $(2,077,112)      $--            $--
                                        ===========   ===========       ===            ===

*    see Portfolio of Investments detail for country and security type breakout

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
                                                        Portfolio of Investments

                                              Number
                                            of Shares        Value
                                           -----------   -------------
COMMON STOCK--97.7%
BASIC INDUSTRIES--0.3%
   Ball Corp.                                    7,790   $     513,205
                                                         -------------
CAPITAL GOODS--4.4%
   Actuant Corp., Class A                       34,565         816,771
   Dover Corp.                                  43,900       2,406,159
   Illinois Tool Works, Inc.                    15,295         728,501
   Parker-Hannifin Corp.                        20,902       1,676,967
   Stanley Black & Decker, Inc.                 13,450         800,679
   Tyco International Ltd.                      22,585         855,746
                                                         -------------
                                                             7,284,823
                                                         -------------
COMMUNICATIONS--2.6%
   Monster Worldwide, Inc. * (a)                44,075         995,214
   Vodafone Group PLC - Sponsored
      ADR                                      132,438       3,318,896
                                                         -------------
                                                             4,314,110
                                                         -------------
CONSUMER DURABLES--1.4%
   Lennar Corp., Class A # (a)                  95,675       1,453,303
   Thor Industries, Inc.                        15,570         459,782
   Tower International, Inc. *                  23,905         358,575
                                                         -------------
                                                             2,271,660
                                                         -------------
CONSUMER NON-DURABLES--4.4%
   Electronic Arts, Inc. *                      94,580       1,410,188
   Jones Group, Inc. (The)                      46,715         632,521
   Mattel, Inc. *                               70,125       1,812,030
   Matthews International Corp.,
      Class A                                   12,235         397,393
   Nestle S.A.- Sponsored ADR                   15,965         873,764
   Philip Morris International, Inc.            31,600       1,797,724
   Timberland Co., (The), Class A *             13,880         343,946
                                                         -------------
                                                             7,267,566
                                                         -------------
CONSUMER SERVICES--16.1%
   AutoZone, Inc. * #                            3,480         902,747
   Best Buy Co., Inc. (a)                       22,460         959,491
   CEC Entertainment, Inc. *                    26,695       1,001,596
   eBay, Inc. (a) *                             88,855       2,588,346
   Equifax, Inc.                                41,785       1,446,179
   Expedia, Inc. # (a)                          86,793       2,285,260
   GameStop Corp., Class A *                   100,085       1,993,693
   Harte-Hanks, Inc. (a)                        69,295         862,030
   Herbalife Ltd.                               16,850       1,156,416
   HSN, Inc. * #                                28,785         816,055
   Manpower, Inc.                               32,960       1,856,307
   Omnicom Group, Inc.                          48,555       2,206,339
   Pantry, Inc. (The) *                         18,635         382,763
   Regis Corp.                                  84,075       1,498,217

                                              Number
                                            of Shares        Value
                                           -----------   -------------
CONSUMER SERVICES--(CONTINUED)
   Rent-A-Center, Inc. (a)                      64,735   $   1,802,222
   Towers Watson & Co., Class A                 24,045       1,207,059
   Viacom, Inc., Class B                        26,445       1,000,414
   Wal-Mart Stores, Inc.                        30,060       1,625,945
   Wright Express Corp. *                       20,990         904,039
                                                         -------------
                                                            26,495,118
                                                         -------------
ENERGY--9.8%
   Apache Corp.                                 12,910       1,389,632
   Canadian Natural Resources Ltd.              22,555         867,465
   Chevron Corp.                                46,050       3,728,669
   EOG Resources, Inc. (a)                      31,605       2,811,265
   Noble Energy, Inc. #                         47,510       3,860,188
   Occidental Petroleum Corp.                   33,230       2,929,889
   PetroBakken Energy Ltd., Class A             32,440         595,031
                                                         -------------
                                                            16,182,139
                                                         -------------
FINANCE--27.1%
   ACE Ltd. (a)                                 25,200       1,474,704
   Alleghany Corp. *                             5,546       1,670,732
   American Express Co.                         44,675       1,930,853
   Axis Capital Holdings Ltd.                   14,145         499,884
   Bank of America Corp.                       289,300       3,167,835
   BB&T Corp. (a)                               55,160       1,279,712
   Bond Street Holdings LLC, Class
      A 144A * +++                              63,670       1,324,336
   Capital One Financial Corp.                  42,145       1,569,058
   Citigroup, Inc. * #                         652,950       2,742,390
   Federated Investors, Inc., Class B
      (a)                                       39,850         944,844
   First American Financial Corp.               36,375         515,434
   First Southern Bancorp, Inc.,
      Class B 144A * ++                         17,550         165,848
   Flagstone Reinsurance Holdings
      S.A.                                      95,295       1,091,128
   Hanover Insurance Group, Inc.,
      (The) (a)                                 18,580         841,302
   Hercules Technology Growth
      Capital, Inc.                             48,240         481,435
   J.G. Wentworth, Inc. 144A * ++ +/-
      (triangle)                                    --               0
   JPMorgan Chase & Co.                        141,900       5,304,222
   Loews Corp.                                  95,449       3,570,747
   Maiden Holdings Ltd.                         25,195         189,718
   Morgan Stanley                               49,350       1,207,101

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        Portfolio of Investments

                                              Number
                                            of Shares        Value
                                           -----------   -------------
FINANCE--(CONTINUED)
   NBH Holdings Corp., Class A
      144A * ++                                 40,025   $     807,705
   Peoples Choice Financial Corp.
      144A * ++ (triangle)                       1,465               0
   SLM Corp. *                                 166,655       1,924,865
   Solar Cayman Ltd. 144A * ++
      (triangle)                                19,375               0
   State Street Corp.                           40,625       1,755,000
   THL Credit, Inc.                             29,905         391,756
   Travelers Cos., Inc., (The)                  48,030       2,593,140
   Unum Group                                   53,031       1,139,636
   Validus Holdings, Ltd.                       53,352       1,558,412
   Wells Fargo & Co.                           101,710       2,767,529
   White Mountains Insurance Group
      Ltd.                                       5,540       1,758,950
                                                         -------------
                                                            44,668,276
                                                         -------------
HEALTH CARE--13.4%
   Amgen, Inc. * (a)                            55,615       2,930,354
   Becton, Dickinson & Co.                      19,405       1,512,232
   Cardinal Health, Inc.                        42,560       1,514,285
   CareFusion Corp. *                           34,570         790,616
   Covidien PLC                                 19,160         806,061
   Humana, Inc. *                               25,600       1,434,624
   Johnson & Johnson (a)                        48,500       2,985,175
   McKesson Corp.                               26,185       1,673,222
   Medtronic, Inc.                              24,400         818,132
   Patterson Companies, Inc. (a)                27,955         831,102
   Pfizer, Inc.                                301,511       4,911,614
   UnitedHealth Group, Inc.                     27,085         989,144
   WellPoint, Inc. *                            16,500         919,710
                                                         -------------
                                                            22,116,271
                                                         -------------
REAL ESTATE INVESTMENT TRUSTS--0.7%
   Ashford Hospitality Trust, Inc. *            59,885         562,919
   Colony Financial, Inc.                       11,810         227,815
   Terreno Realty Corp. *                       14,030         249,033
   TMST, Inc. * ++                             191,097               0
                                                         -------------
                                                             1,039,767
                                                         -------------
TECHNOLOGY--17.1%
   Accenture PLC, Class A                       45,655       1,977,775
   Arrow Electronics, Inc. *                    40,835       1,266,293
   Avnet, Inc. *                                41,115       1,260,175
   BancTec, Inc., 144A * ++                     15,732          46,095
   CA, Inc.                                     80,970       1,853,403
   CoreLogic, Inc.                              23,225         422,927

                                              Number
                                            of Shares        Value
                                           -----------   -------------
TECHNOLOGY--(CONTINUED)
   Heartland Payment Systems, Inc.              42,065   $     664,206
   Hewlett-Packard Co.                          59,085       2,477,434
   International Business Machines
      Corp.                                     30,710       4,344,237
   Maxim Integrated Products, Inc.
      (a)                                       25,865         601,361
   Microchip Technology, Inc. (a)               15,885         533,895
   Micron Technology, Inc. *                   110,840         804,698
   Microsoft Corp.                             124,640       3,142,174
   Oracle Corp. #                               69,800       1,887,392
   Symantec Corp. *                             80,475       1,351,980
   Tech Data Corp. *                            29,940       1,319,456
   Texas Instruments, Inc. (a)                  53,625       1,705,275
   Tyco Electronics Ltd.                        58,285       1,773,030
   Western Union Co.                            45,190         797,152
                                                         -------------
                                                            28,228,958
                                                         -------------
UTILITIES--0.4%
   Allegheny Energy, Inc.                       28,475         649,799
                                                         -------------
TOTAL COMMON STOCK
   (Cost $149,950,471)                                     161,031,692
                                                         -------------
PREFERRED STOCK--0.1%
FINANCE--0.1%
   First Southern Bancorp, Inc.
      5.000% 144A ++                                30         181,395
                                                         -------------
TOTAL PREFERRED STOCK
   (Cost $30,000)                                              181,395
                                                         -------------

                                               Par
                                              (000)
                                           -----------
CORPORATE BONDS--0.0%
   MBIA Insurance Corp. 144A+ ##
      14.00% 01/15/33                      $       151          75,500
   Thornburg Mortgage, Inc. (PIK)@ ++
      (triangle)
      18.00% 03/31/15                               74               0
   Thornburg Mortgage, Inc. 144A@ ++
      (triangle)
      18.00% 03/31/15                              824               0
                                                         -------------
TOTAL CORPORATE BONDS
   (Cost $981,302)                                              75,500
                                                         -------------

                                              Number
                                            of Shares
                                         -------------
SECURITIES LENDING COLLATERAL--14.0%
   Bank of Montreal,
      0.18%, 12/01/10, TD                      348,703         348,703
   Bank of Nova Scotia,
      0.18%, 12/01/10, TD                      348,704         348,704

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        Portfolio of Investments

                                              Number
                                            of Shares        Value
                                           -----------   -------------
SECURITIES LENDING COLLATERAL--(CONTINUED)
   Barclays Bank PLC,
      0.15%, 12/01/10, TD                      348,704   $     348,704
   Credit Industriel et Commercial,
      0.20%, 12/01/10, TD                      348,704         348,704
   Dexia Bank SA,
      0.20%, 12/01/10, TD                      348,704         348,704
   Institutional Money Market Trust         18,878,292      18,878,292
   KBC Bank NV,
      0.19%, 12/01/10, TD                    2,388,843       2,388,843
                                                         -------------
TOTAL SECURITIES LENDING
   COLLATERAL
   (Cost $23,010,654)                                       23,010,654
                                                         -------------
TOTAL INVESTMENTS--111.8%
   (COST $173,972,427)**                                   184,299,241
                                                         -------------

                                             Number
                                          of Contracts
                                          ------------
OPTIONS WRITTEN ++ --(0.8%)
   Autozone, Inc. Call Options
      Expires 03/19/11
      Strike Price $230                            (34)       (119,000)
   Citigroup, Inc. Call Options
      Expires 01/21/12
      Strike Price $4                           (1,640)       (132,840)
   Citigroup, Inc. Call Options
      Expires 01/21/12
      Strike Price $5                           (2,714)       (108,560)
   Expedia, Inc. Call Options
      Expires 01/21/12
      Strike Price $35                            (352)        (47,168)
   HSN, Inc. Call Options
      Expires 03/19/11
      Strike Price $35                            (161)        (10,062)
   Lennar Corp., Class A Call
      Options
      Expires 01/21/12
      Strike Price $10                            (823)       (495,858)
   Noble Energy, Inc. Call Options
      Expires 05/21/11
      Strike Price $75                            (263)       (291,930)
   Oracle Corp. Call Options
      Expires 01/21/12
      Strike Price $35                            (547)        (53,059)
                                                         -------------
TOTAL OPTIONS WRITTEN
   (Premiums received $1,189,038)                           (1,258,477)
                                                         -------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(11.0)%                                   (18,208,216)
                                                         -------------
NET ASSETS--100.0%                                       $ 164,832,548
                                                         =============

144A       -- Security was purchased pursuant to Rule 144A under the Securities
              Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2010, these securities amounted to $2,600,879 or 1.6% of net assets. Not all 144A securities have been deemed illiquid. See Notes to Portfolio of Investments for additional information related to 144A securities that have been deemed illiquid.

ADR        -- American Depositary Receipt

PIK        -- Payment In Kind

TD         -- Time Deposits

*          -- Non-income producing.

**         -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                  $173,972,427
                                ------------
Gross unrealized appreciation     15,482,477
Gross unrealized depreciation     (5,155,663)
                                ------------
Net unrealized appreciation     $ 10,326,814
                                ============

@          -- Security in default.

++         -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of November 30, 2010, these securities amounted to $2,525,379 or 1.5% of net assets.

+/-        -- Total shares owned by the Fund as of November 30, 2010 were less than one share.

+          -- Adjustable rate security.

#          -- Security segregated as collateral for options written.

##         -- Callable security.

(a)        -- All or a portion of the security is on loan. See Notes to
              Portfolio of Investments.

(triangle) -- Less than 0.01% of the Fund's net assets were reported illiquid by the portfolio manager under the Funds' policy.

++         -- Primary risk exposure is equity contracts.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)
                                                        Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2010 is as follows (see Notes to Portfolio of Investments):

                                                                   LEVEL 2        LEVEL 3
                                       TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AS OF      QUOTED      OBSERVABLE     UNOBSERVABLE
                                     11/30/10         PRICE        INPUTS          INPUTS
                                   ------------   ------------   -----------   -------------
Common Stock
   Basic Industries                $    513,205   $    513,205    $       --      $       --
   Capital Goods                      7,284,823      7,284,823            --              --
   Communications                     4,314,110      4,314,110            --              --
   Consumer Durables                  2,271,660      2,271,660            --              --
   Consumer Non-Durables              7,267,566      7,267,566            --              --
   Consumer Services                 26,495,118     26,495,118            --              --
   Energy                            16,182,139     16,182,139            --              --
   Finance                           44,668,276     42,370,387            --       2,297,889
   Health Care                       22,116,271     22,116,271            --              --
   Real Estate Investment Trusts      1,039,767      1,039,767
   Technology                        28,228,958     28,182,863            --          46,095
   Utilities                            649,799        649,799            --              --
Preferred Stocks                        181,395             --            --         181,395
Corporate Bonds                          75,500             --        75,500              --
Securities Lending Collateral        23,010,654     18,878,292     4,132,362              --
                                   ------------   ------------    ----------      ----------
Total Assets                       $184,299,241   $177,566,000    $4,207,862      $2,525,379
                                   ============   ============    ==========      ==========

                                                                   LEVEL 2        LEVEL 3
                                       TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AS OF      QUOTED      OBSERVABLE     UNOBSERVABLE
                                     11/30/10         PRICE        INPUTS          INPUTS
                                   ------------   ------------   -----------   -------------
Options Written                      (1,258,477)        --        (1,258,477)        --
                                    -----------        ---       -----------        ---
Total Liabilities                   $(1,258,477)       $--       $(1,258,477)       $--
                                    ===========        ===       ===========        ===

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                                          PREFERRED
                                                                     COMMON STOCK           STOCK
                                                      TOTAL      ----------------------------------
                                                   INVESTMENTS    FINANCE    TECHNOLOGY    FINANCE
                                                   -----------   ---------   ----------   ---------
Balance as of August 31, 2010                      $2,456,323    $2,248,439   $ 136,239    $ 71,645
Accrued discounts/premiums                                 --            --          --          --
Net realized gain/(loss)                                   --            --          --          --
Change in unrealized appreciation/(depreciation)       69,056        49,450     (90,144)    109,750
Net purchases/(sales)                                      --            --          --          --
Transfers in and/or out of Level 3 *                       --            --          --          --
                                                   ----------    ----------   ---------    --------
Balance as of November 30, 2010                    $2,525,379    $2,297,889   $  46,095    $181,395
                                                   ==========    ==========   =========    ========

* Transfers in and/or out of Level 3 are recognized as of the actual date of the event or change in circumstances that caused the transfer. The transfer occurred because of lack of observable market data due to decrease in market activity for this security.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND                   PORTFOLIO OF INVESTMENTS
(FORMERLY WPG SMALL CAP VALUE FUND)


                                              Number
                                            of Shares        Value
                                           -----------   -------------
COMMON STOCK--95.9%
BASIC INDUSTRIES--0.8%
   GrafTech International Ltd. *                 9,300   $     182,280
   Graham Packaging Co., Inc. *                  7,600          95,760
                                                         -------------
                                                               278,040
                                                         -------------
CAPITAL GOODS--10.4%
   Beacon Roofing Supply, Inc. *                19,800         340,362
   Buckeye Technologies, Inc.                   11,900         237,048
   Columbus McKinnon Corp. *                    16,300         267,483
   Global Power Equipment Group,
      Inc. *                                     3,500          69,720
   Globe Specialty Metals, Inc.                 35,200         570,592
   Granite Construction, Inc. (a)                6,200         157,294
   Lakeland Industries, Inc. *                  24,600         228,780
   Matrix Service Co. *                         27,700         275,061
   RTI International Metals, Inc. *              6,900         195,753
   Teleflex, Inc.                                3,300         164,802
   Trinity Industries, Inc.                      7,800         178,620
   Tutor Perini Corp.                           24,500         466,725
   Wabash National Corp. *                      60,200         635,110
                                                         -------------
                                                             3,787,350
                                                         -------------
COMMUNICATIONS--2.8%
   Digital River, Inc. *(a)                     18,800         692,216
   IDT Corp., Class B                            6,300         130,977
   Neutral Tandem, Inc. *                       13,000         186,810
                                                         -------------
                                                             1,010,003
                                                         -------------
CONSUMER DURABLES--2.0%
   Campus Crest Communities, Inc.,
      REIT *(a)                                 22,000         277,420
   Libbey, Inc. *                               30,800         445,676
                                                         -------------
                                                               723,096
                                                         -------------
CONSUMER NON-DURABLES--6.4%
   Brown Shoe Co., Inc.                         25,500         362,610
   Chiquita Brands International, Inc.
      *(a)                                      61,200         684,216
   Del Monte Foods Co. (a)                      39,000         730,470
   Dole Food Co., Inc. *                         3,700          35,039
   Iconix Brand Group, Inc. *                   10,000         186,800
   Jones Group, Inc. (The)                      24,800         335,792
                                                         -------------
                                                             2,334,927
                                                         -------------

                                              Number
                                            of Shares        Value
                                           -----------   -------------
CONSUMER SERVICES--15.3%
   America's Car-Mart, Inc. *                    7,100   $     180,127
   AMN Healthcare Services, Inc. *              14,000          78,400
   Body Central Corp. *                          2,900          35,409
   Casual Male Retail Group, Inc. *             57,400         275,520
   FTI Consulting, Inc. *(a)                    21,600         769,824
   Geo Group, Inc., (The) *                     48,500       1,168,850
   Global Cash Access Holdings,
      Inc. *                                    55,200         125,856
   Hackett Group, Inc. (The) *                 109,700         386,144
   LECG Corp. *                                 69,300          65,288
   MDC Partners, Inc., Class A                  78,800       1,123,688
   New Frontier Media, Inc. *                   77,900         149,568
   Pantry, Inc. (The) *                          6,300         129,402
   Penske Automotive Group, Inc. *              21,400         322,926
   Pool Corp.                                    8,400         177,996
   Providence Service Corp. *                   19,800         332,838
   Shoe Carnival, Inc. *                         8,300         230,242
                                                         -------------
                                                             5,552,078
                                                         -------------
ENERGY--3.0%
   Approach Resources, Inc. *                   19,100         348,957
   Delek US Holdings, Inc.                      13,200          93,984
   GeoMet, Inc. *                               73,700          61,171
   Global Geophysical Services, Inc. *           9,400          86,950
   Goodrich Petroleum Corp. *(a)                13,200         173,580
   Holly Corp.                                   3,500         125,790
   Newpark Resources, Inc. *                    34,000         194,480
                                                         -------------
                                                             1,084,912
                                                         -------------
FINANCE--23.3%
   A.B. Whatley Group, Inc., 144A * @
      (triangle)                                93,855             938
   Alterra Capital Holdings Ltd. (a)            14,300         290,862
   Aspen Insurance Holdings Ltd.                11,700         338,130
   Bancorp Rhode Island, Inc.                   11,500         342,930
   Boston Private Financial Holdings,
       Inc.                                     66,800         358,716
   Cathay General Bancorp (a)                   37,400         505,274
   Delphi Financial Group, Inc.,
       Class A (a)                              17,400         446,832
   Encore Bancshares, Inc. *                    12,700         120,269

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND                   PORTFOLIO OF INVESTMENTS
(FORMERLY WPG SMALL CAP VALUE FUND) (continued)

                                              Number
                                            of Shares        Value
                                           -----------   -------------
FINANCE--(CONTINUED)
   ESSA Bancorp, Inc. (a)                       12,300   $     161,745
   FBR Capital Markets Corp. *                 124,800         451,776
   Global Indemnity PLC *                        1,200          23,016
   Great American Group, Inc. *                 79,750          43,464
   Home Bancshares, Inc.                        16,200         335,340
   Home Federal Bancorp, Inc.                   12,600         145,278
   Maiden Holdings Ltd.                         44,500         335,085
   Meadowbrook Insurance Group,
      Inc.                                     102,300         967,758
   National Penn Bancshares, Inc.
      (a)                                       46,100         309,331
   Navios Maritime Acquisition Corp.
      *                                         36,100         164,977
   Nelnet, Inc., Class A                        11,800         251,930
   Radian Group, Inc. (a)                       48,700         345,283
   Renasant Corp. (a)                           15,900         275,388
   SCBT Financial Corp.                         11,000         340,010
   Simmons First National Corp.,
      Class A                                    9,800         284,690
   Stifel Financial Corp. *                      3,369         174,615
   THL Credit, Inc.                             19,800         259,380
   United Financial Bancorp, Inc.                9,900         146,817
   Validus Holdings, Ltd.                       13,500         394,335
   ViewPoint Financial Group                    30,740         322,463
   WSFS Financial Corp.                          7,700         334,950
                                                         -------------
                                                             8,471,582
                                                         -------------
HEALTH CARE--8.8%
   Accuray, Inc. *                              44,700         267,306
   Alere, Inc. *(a)                             16,900         539,279
   Assisted Living Concepts, Inc.,
      Class A *(a)                              14,600         441,212
   Cantel Medical Corp.                          3,800          76,722
   Exactech, Inc. *                             11,000         196,020
   ICU Medical, Inc. *                          22,500         824,625
   Medical Action Industries, Inc. *            13,100         104,276
   RehabCare Group, Inc. *                      37,800         764,694
                                                         -------------
                                                             3,214,134
                                                         -------------

                                              Number
                                            of Shares        Value
                                           -----------   -------------
REAL ESTATE INVESTMENT TRUSTS--5.6%
   American Campus Communities,
      Inc. (a)                                   8,100   $     254,664
   Chatham Lodging Trust                        12,300         202,089
   Chimera Investment Corp.                     70,100         280,400
   Dupont Fabros Technology, Inc.
      (a)                                        8,100         182,979
   Highwoods Properties, Inc. (a)               12,200         372,222
   Kennedy-Wilson Holdings, Inc. *              14,400         140,976
   Starwood Property Trust, Inc.                14,500         289,420
   Washington Real Estate
      Investment Trust (a)                      10,200         312,936
                                                         -------------
                                                             2,035,686
                                                         -------------
TECHNOLOGY--6.5%
   Aeroflex Holding Corp. *                     28,100         404,921
   CDC Software Corp. - ADR *                   66,200         464,062
   CIBER, Inc. *                                77,700         261,072
   Digi International, Inc. *                   50,700         486,720
   Electronics for Imaging, Inc. *               2,200          28,798
   Generac Holdings, Inc. *                     14,400         213,984
   ManTech International Corp.,
      Class A *(a)                               4,000         159,680
   Plantronics, Inc.                             6,000         214,620
   Zoran Corp. *                                21,100         145,168
                                                         -------------
                                                             2,379,025
                                                         -------------
TRANSPORTATION--4.8%
   Air Transport Services Group, Inc. *         16,000         118,080
   AirTran Holdings, Inc. *(a)                  49,500         368,280
   Celadon Group, Inc. *                        20,500         276,135
   Republic Airways Holdings, Inc. *            12,100          93,896
   Scorpio Tankers, Inc. *                      78,600         782,070
   US Airways Group, Inc. *                      9,700         108,252
                                                         -------------
                                                             1,746,713
                                                         -------------
UTILITIES--6.2%
   Aegean Marine Petroleum
      Network, Inc. (a)                         66,300         583,440
   California Water Service Group                4,700         174,840
   Nicor, Inc.                                   4,100         177,325
   Portland General Electric Co.                16,800         355,656

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND                   PORTFOLIO OF INVESTMENTS
(FORMERLY WPG SMALL CAP VALUE FUND) (continued)

                                              Number
                                            of Shares        Value
                                           -----------   -------------
UTILITIES--(CONTINUED)
   StealthGas, Inc. *                           36,900   $     187,452
   UGI Corp.                                    10,900         323,403
   UIL Holdings Corp.                            9,600         281,952
   Vectren Corp.                                 6,600         170,940
                                                         -------------
                                                             2,255,008
                                                         -------------
TOTAL COMMON STOCK
   (Cost $29,979,569)                                       34,872,554
                                                         -------------
PREFERRED STOCK--0.3%
ENERGY--0.3%
   GeoMet, Inc., Series A *++                    7,471          91,893
                                                         -------------
TOTAL PREFERRED STOCK
   (Cost $74,71)                                                91,893
                                                         -------------
SECURITIES LENDING COLLATERAL--20.2%
  Bank of Montreal,
     0.18%, 12/01/10, TD                       111,407         111,407
  Bank of Nova Scotia,
     0.18%, 12/01/10, TD                       111,407         111,407
  Barclays Bank PLC,
     0.15%, 12/01/10, TD                       111,407         111,407
  Credit Industriel et Commercial,
     0.20%, 12/01/10, TD                       111,407         111,407
  Dexia Bank SA,
     0.20%, 12/01/10, TD                       111,407         111,407
  Institutional Money Market Trust           6,031,417       6,031,417
  KBC Bank NV,
     0.19%, 12/01/10, TD                       763,210         763,210
                                                         -------------
TOTAL SECURITIES LENDING
   COLLATERAL
   (Cost $7,351,662)                                         7,351,662
                                                         -------------
TOTAL INVESTMENTS--116.4%
   (Cost $37,405,941)**                                     42,316,109
                                                         -------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(16.4)%                                    (5,952,990)
                                                         -------------
NET ASSETS--100.0%                                       $  36,363,119
                                                         =============

ADR        -- American Depositary Receipt

TD         -- Time Deposits

*          -- Non-income Producing

++         -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of November 30, 2010, these securities amounted to $91,893 or 0.3% of net assets.

@          -- Security in default.

(triangle) -- 0.3% of the Fund's net assets were reported illiquid by the portfolio manager under the Funds' policy.

(a)        -- All or a portion of the security is on loan. See Notes to
              Portfolio of Investments.

**         -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal tax basis, are as follows:

Aggregate Cost                  $37,405,941
                                -----------
Gross unrealized appreciation     6,772,709
Gross unrealized depreciation    (1,862,541)
                                -----------
Net unrealized appreciation     $ 4,910,168
                                ===========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

ROBECO WPG SMALL CAP VALUE FUND (concluded)             Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2010 is as follows (see Notes to Portfolio of Investments):

                                                              LEVEL 2       LEVEL 3
                                   TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                 11/30/10        PRICE        INPUTS         INPUTS
                                -----------   -----------   -----------   ------------
Common Stock *                  $34,872,554   $34,872,554    $       --        $--
Preferred Stock - Energy             91,893        91,893            --         --
Securities Lending Collateral     7,351,662     6,031,417     1,320,245         --
                                -----------   -----------    ----------        ---
   Total Assets                 $42,316,109   $40,903,971    $1,320,245        $--
                                ===========   ===========    ==========        ===

* see Portfolio of Investments detail for industry and security type breakout.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                      PREFERRED STOCK
                                                  ----------------------
                                                     TOTAL
                                                  INVESTMENTS    ENERGY
                                                  -----------   --------
Balance as of August 31, 2010                      $ 74,710     $ 74,710
Accrued discounts/premiums                               --           --
Net realized gain/(loss)                                 --           --
Change in unrealized appreciation/(depreciation)     17,183       17,183
Net purchases/(sales)                                    --           --
Transfers in and/or out of Level 3 *                (91,893)     (91,893)
                                                   --------     --------
Balance as of November 30, 2010                    $     --     $     --
                                                   ========     ========

* Transfers in and/or out of Level 3 are recognized as of the actual date of the event or change in circumstances that caused the transfer.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

SAM SUSTAINABLE GLOBAL ACTIVE FUND
                                                        PORTFOLIO OF INVESTMENTS

                                              Number
                                            of Shares        Value
                                           -----------   -------------
COMMON STOCK--98.7%
AUSTRALIA--2.2%
   Challenger Financial Services
      Group Ltd. (Financial)                    35,000   $     148,279
   National Australia Bank Ltd.
      (Financial)                               11,900         267,473
                                                         -------------
                                                               415,752
                                                         -------------
CANADA--10.2%
   Bank of Nova Scotia (Financial)               4,700         244,165
   BCE, Inc. (Telecommunication
      Services)                                  9,969         337,075
   Canadian Imperial Bank of
      Commerce (Financial)                       6,500         500,536
   Sherritt International Corp.
      (Materials)                               91,100         698,414
   Teck Resources Ltd., Class B
      (Materials)                                2,404         119,456
                                                         -------------
                                                             1,899,646
                                                         -------------
GERMANY--5.6%
   Deutsche Bank AG (Financial)                  5,000         237,510
   Henkel AG & Co. KGaA
      (Consumer Staples)                         4,176         256,098
   MTU Aero Engines Holding AG
      (Industrials)                              3,500         203,988
   Muenchener Rueckversicherungs-
      Gesellschaft AG (Financial)                2,462         341,949
                                                         -------------
                                                             1,039,545
                                                         -------------
ITALY--0.5%
   Ansaldo STS SpA (Industrials)                 7,920         101,880
                                                         -------------
JAPAN--7.7%
   Asahi Breweries Ltd. (Consumer
      Staples)                                  16,800         327,208
   ITOCHU Corp. (Industrials)                   39,600         367,184
   Mitsubishi Corp. (Industrials)                7,900         199,742
   Mitsui O.S.K. Lines, Ltd.
      (Industrials)                             59,000         405,365
   Takeda Pharmaceutical Co., Ltd.
      (Health Care)                              3,000         139,443
                                                         -------------
                                                             1,438,942
                                                         -------------
NORWAY--3.7%
   Aker Solutions ASA (Energy)                  30,200         446,756

                                              Number
                                            of Shares        Value
                                           -----------   -------------
NORWAY--(CONTINUED)
   Norsk Hydro ASA (Materials)                  40,173   $     236,163
                                                         -------------
                                                               682,919
                                                         -------------

PORTUGAL--3.1%
   EDP - Energias de Portugal, SA
      (Utilities)                               34,300         109,704
   Portugal Telecom, SGPS SA
      (Telecommunication Services)              36,301         460,978
                                                         -------------
                                                               570,682
                                                         -------------
SPAIN--3.6%
   Iberdrola Renovables SA (Utilities)          65,554         192,393
   Repsol YPF SA (Energy)                        6,000         144,706
   Telefonica SA
      (Telecommunication Services)              15,507         329,910
                                                         -------------
                                                               667,009
                                                         -------------
SWEDEN--2.8%
   Boliden AB (Materials)                       12,402         213,200
   Svenska Cellulosa AB, Class B
      (Materials)                               21,300         310,436
                                                         -------------
                                                               523,636
                                                         -------------
SWITZERLAND--1.6%
   Zurich Financial Services AG
      (Financial)                                1,300         289,234
                                                         -------------
UNITED KINGDOM--11.3%
   AstraZeneca PLC (Health Care)                 6,237         290,604
   Barclays PLC (Financial)                    101,260         403,449
   BG Group PLC (Energy)                        15,331         276,979
   Legal & General Group PLC
      (Financial)                              160,000         227,469
   Logica PLC (Information
       Technology)                             198,900         361,665
   Travis Perkins PLC (Industrials)             43,747         549,815
                                                         -------------
                                                             2,109,981
                                                         -------------
UNITED STATES--46.4%
   Abbott Laboratories (Health Care)             2,000          93,020
   Chevron Corp. (Energy)                        4,231         342,584
   CIGNA Corp. (Health Care)                     8,100         298,161
   Del Monte Foods Co. (Consumer
      Staples)(a)                               12,000         224,760

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                              Number
                                            of Shares        Value
                                           -----------   -------------
UNITED STATES--(CONTINUED)
   Forest Oil Corp. (Energy)* (a)               11,911   $     407,594
   Hartford Financial Services
      Group, Inc. (Financial)                   25,200         560,952
   Health Net, Inc. (Health Care)*              25,881         698,787
   Hewlett-Packard Co. (Information
      Technology)                               11,048         463,243
   International Business Machines
      Corp. (Information
      Technology)(a)                             4,565         645,765
   Johnson Controls, Inc. (Consumer
      Discretionary)                            15,100         550,244
   JPMorgan Chase & Co.
      (Financial)                                2,406          89,936
   Kimberly-Clark Corp. (Consumer
      Staples)                                   5,766         356,858
   Limited Brands, Inc. (Consumer
      Discretionary)(a)                         13,036         438,922
   McDonald's Corp. (Consumer
      Discretionary)(a)                          2,656         207,965
   McKesson Corp. (Health Care)                  2,364         151,060
   Microsoft Corp. (Information
      Technology)                               11,900         299,999
   National Semiconductor Corp.
      (Information Technology)                   5,000          66,750
   Northeast Utilities (Utilities)               8,000         248,800
   Occidental Petroleum Corp.
      (Energy)                                   5,421         477,970
   Pfizer, Inc. (Health Care)                   27,356         445,629
   PG&E Corp. (Utilities)                        3,172         148,862
   Procter & Gamble Co. (Consumer
      Staples)                                   8,962         547,309
   Reynolds American, Inc.
      (Consumer Staples)(a)                     14,000         433,160
   Target Corp. (Consumer
      Discretionary)                             6,800         387,191
   Temple-Inland, Inc. (Materials)(a)            2,300          48,230
                                                         -------------
                                                             8,633,751
                                                         -------------
TOTAL COMMON STOCK
   (Cost $16,620,345)                                       18,372,977
                                                         -------------

                                              Number
                                            of Shares        Value
                                           -----------   -------------

SECURITIES LENDING COLLATERAL--13.5%
   Bank of Montreal,
      0.18%, 12/01/10, TD                       38,137   $      38,137
   Bank of Nova Scotia,
      0.18%, 12/01/10, TD                       38,137          38,137
   Barclays Bank PLC,
      0.15%, 12/01/10, TD                       38,137          38,137
   Credit Industriel et Commercial,
      0.20%, 12/01/10, TD                       38,137          38,137
   Dexia Bank SA,
      0.20%, 12/01/10, TD                       38,137          38,137
   Institutional Money Market Trust          2,064,678       2,064,678
   KBC Bank NV,
      0.19%, 12/01/10, TD                      261,263         261,263
                                                         -------------
TOTAL SECURITIES LENDING
   COLLATERAL
   (Cost $2,516,626)                                         2,516,626
                                                         -------------
TOTAL INVESTMENTS--112.2%
   (Cost $19,136,971)**                                     20,889,603
                                                         -------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(12.2)%                                    (2,265,637)
                                                         -------------
NET ASSETS--100.0%                                       $  18,623,966
                                                         =============

----------
TD   -- Time Deposits

*    -- Non-income producing.

(a) -- All or a portion of the security is on loan. See Notes to Portfolio of Investments.

**   -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                  $19,136,971
                                -----------
Gross unrealized appreciation     2,258,489
Gross unrealized depreciation     (505,857)
                                -----------
Net unrealized appreciation     $ 1,752,632
                                ===========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                            NOVEMBER 30, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                        % OF NET
SECURITY TYPE/SECTOR CLASSIFICATION      ASSETS
-----------------------------------     --------
COMMON STOCK
   Financials                             17.8%
   Consumer Staples                       11.5
   Health Care                            11.4
   Energy                                 11.3
   Information Technology                  9.9
   Industrials                             9.8
   Materials                               8.7
   Consumer Discretionary                  8.5
   Telecommunication Services              6.0
   Utilities                               3.8
SECURITIES LENDING COLLATERAL             13.5
LIABILITIES IN EXCESS OF OTHER ASSETS    (12.2)
                                         -----
NET ASSETS                               100.0%
                                         =====

A summary of the inputs used to value the Fund's investments as of November 30, 2010 is as follows (see Notes to Portfolio of Investments):

                                                              LEVEL 2       LEVEL 3
                                   TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                  VALUE AT       QUOTED      OBSERVABLE    UNOBSERVA
                                  11/30/10       PRICE         INPUTS     BLE INPUTS
                                -----------   -----------   -----------   -----------
Common Stock *                  $18,372,977   $18,372,977     $     --        $--
Securities Lending Collateral     2,516,626     2,064,678      451,948
                                -----------   -----------     --------        ---
   Total Assets                 $20,889,603   $20,437,655     $451,948        $--
                                ===========   ===========     ========        ===

*    see Portfolio of Investments detail for country and security type breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS
NOTES TO PORFOLIO OF INVESTMENTS
NOVEMBER 30, 2010 (UNAUDITED)

PORTFOLIO VALUATION -- Each Robeco Investment Fund, Robeco Boston Partners Small Cap Value Fund II ("BP Small Cap Value Fund II"), Robeco Boston Partners Long/Short Equity Fund ("BP Long/Short Equity Fund"), Robeco Boston Partners Long/Short Research Fund ("BP Long/Short Research Fund"), Robeco Boston Partners All-Cap Value Fund ("BP All-Cap Value Fund"), Robeco WPG Small/Micro Cap Value Fund (formerly WPG Small Cap Value Fund) ("WPG Small/Micro Cap Value Fund"), and SAM Sustainable Global Active Fund (each a "Fund," collectively the "Funds"), net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each of Fund's investments as of November 30, 2010 is included with each Fund's Portfolio of Investments.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. As of November 30, 2010, management has evaluated the activity in Levels 1 and 2 and has concluded that there were no significant changes to report.

OPTIONS WRITTEN -- The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The BP All-Cap Value Fund, the WPG Small/Micro Cap Value Fund and the SAM Sustainable Global Active Fund write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

ROBECO INVESTMENT FUNDS
NOTES TO PORFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2010 (UNAUDITED)

Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

The BP All-Cap Value Fund had transactions in options written during the period ended November 30, 2010 as follows:

                                           NUMBER OF    PREMIUMS
                                           CONTRACTS    RECEIVED
                                           ---------   ----------
Options outstanding at August 31, 2010       6,002     $1,000,610
Options written                              4,106        693,838
Options closed                              (3,220)      (437,708)
Options expired                                (94)       (39,882)
Options exercised                             (260)       (27,820)
                                            ------     ----------
Options outstanding at November 30, 2010     6,534     $1,189,038
                                            ======     ==========

SHORT SALES -- When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

SECURITIES LENDING -- Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Directors, is invested in the Institutional Money Market Trust and/or other short term investments. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund's securities will be fully collateralized and marked to market daily.

During the period ended November 30, 2010, the Funds participated in securities lending. The market value of securities on loan and collateral as of November 30, 2010 is as follows:

                                     MARKET VALUE OF
                                        SECURITIES     MARKET VALUE OF
FUND                                      LOANED         COLLATERAL
----                                 ---------------   ---------------
BP Small Cap Value Fund II             $16,254,903       $16,940,080
BP Long/Short Equity Fund               15,292,305        16,170,118
BP All-Cap Value Fund                   21,990,551        23,010,654
WPG Small/Micro Cap Value Fund           6,684,209         7,351,662
SAM Sustainable Global Active Fund       2,406,396         2,516,626

ROBECO INVESTMENT FUNDS
NOTES TO PORFOLIO OF INVESTMENTS (CONCLUDED)
NOVEMBER 30, 2010 (UNAUDITED)

RESTRICTED SECURITIES -- A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

At November 30, 2010, the following Fund held restricted securities that were illiquid:

                                                                                            % OF
                                                           ACQUISITION    SHARES             NET
                                        ACQUISITION DATE       COST        /PAR    VALUE   ASSETS
                                       -----------------   -----------   -------   -----   ------
BP ALL-CAP VALUE FUND
COMMON STOCKS:
J.G. Wentworth, Inc., 144A             08/02/07-03/26/08     $181,980         --    $--     0.0
Peoples Choice Financial Corp., 144A   12/21/04-01/23/06       14,293      1,465     --     0.0
Solar Cayman Ltd., 144A                     03/24/10               --     19,375     --     0.0
CORPORATE BOND:
Thornburg Mortgage, Inc., 144A              10/01/08          758,149    824,000     --     0.0
                                                             --------    -------    ---     ---
                                                             $954,422    844,840    $--     0.0%
                                                             ========    =======    ===     ===

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                                    S1 FUND

                            PORTFOLIO OF INVESTMENTS

                                NOVEMBER 30, 2010

                                   (UNAUDITED)

                                                              PAR
                                                            (000'S)      VALUE
                                                            -------   ----------
CORPORATE BOND -- 1.0%
FINANCIAL--1.0%
   Ally Financial, Inc.
      6.625% 05/15/12 ...................................   $    30   $   30,707
                                                                      ----------
      TOTAL CORPORATE BOND
         (Cost $31,386) .................................                 30,707
                                                                      ----------
FOREIGN GOVERNMENT NOTE -- 0.3%
   Canadian Government Bond
      3.000% 12/01/15 ...................................    CAD 10       10,036
                                                                      ----------
      TOTAL FOREIGN GOVERNMENT NOTE
         (Cost $10,418) .................................                 10,036
                                                                      ----------

                                                             NUMBER
                                                               OF
                                                             SHARES      VALUE
                                                            -------   ----------

EXCHANGE TRADED FUNDS -- 29.6%
FINANCIAL--29.6%
   iShares FTSE NAREIT
      Mortgage Plus Capped
      Index Fund ........................................     5,082   $   75,773
   iShares Russell 1000 Growth
      Index Fund ........................................    11,800      642,156
   Short Russell2000 Proshares* .........................     6,606      230,285
                                                                      ----------
                                                                         948,214
                                                                      ----------
      TOTAL EXCHANGE TRADED FUNDS
         (Cost $953,872) ................................                948,214
                                                                      ----------
TOTAL INVESTMENTS -- 30.9%
     (Cost $995,676)** ..................................                988,957
                                                                      ----------
OTHER ASSETS IN EXCESS OF
   LIABILITIES*** -- 69.1% ..............................              2,210,895
                                                                      ----------
NET ASSETS -- 100.0% ....................................             $3,199,852
                                                                      ==========

----------
*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                  $995,676
                                --------
Gross unrealized appreciation        345
Gross unrealized depreciation     (7,064)
                                --------
Net unrealized depreciation     $ (6,719)
                                ========

***  Includes cash on hand in the amount of $1,801,636.

  The accompanying notes are an integral part of the Portfolio of Investments.

                                     S1 FUND

                                NOVEMBER 30, 2010

                                   (UNAUDITED)

The following is a summary of inputs used, as of November 30, 2010, in valuing the Fund's investments carried at market value (see Notes to Portfolio of Investments):

                                                           LEVEL 2        LEVEL 3
                              TOTAL FAIR       LEVEL 1   SIGNIFICANT    SIGNIFICANT
                               VALUE AT        QUOTED     OBSERVABLE   UNOBSERVABLE
                          NOVEMBER 30, 2010     PRICE       INPUTS        INPUTS
                          -----------------   --------   -----------   ------------
Corporate Bond                 $ 30,707       $     --     $30,707          $--
Foreign Government Note          10,036             --      10,036           --
Exchange Traded Funds           948,214        948,214          --           --
                               --------       --------     -------          ---
Totals                         $988,957       $948,214     $40,743          $--
                               ========       ========     =======          ===

  The accompanying notes are an integral part of the Portfolio of Investments.

                                     S1 FUND

                        NOTES TO PORTFOLIO OF INVESTMENTS

                                NOVEMBER 30, 2010

                                   (UNAUDITED)

PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If the Fund holds foreign equity securities, the calculation of the Fund's NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund's portfolio, since these securities are traded on foreign exchanges. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described below:

     - Level 1 - unadjusted quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of November 30, 2010 is included with the Fund's Portfolio of Investments.

For more information with regard to accounting policies, see the most recent prospectus report filed with the Securities and Exchange Commission.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                     ------------   ------------
COMMON STOCKS -- 95.8%
AEROSPACE & DEFENSE -- 5.8%
AAR Corp. *                                               117,965   $  2,897,220
BE Aerospace, Inc. *                                       44,935      1,595,192
Triumph Group, Inc.                                         5,920        498,050
                                                                    ------------
                                                                       4,990,462
                                                                    ------------
AIRLINES -- 0.9%
AirTran Holdings, Inc. * (a)                              107,340        798,610
                                                                    ------------
APPAREL -- 1.1%
Barry (R.G.) Corp.                                         86,069        989,794
                                                                    ------------
AUTOMOBILE PARTS & EQUIPMENT -- 0.3%
Magna International, Inc., Class A (a)                      5,740        273,454
                                                                    ------------
BANKS -- 9.8%
Associated Banc-Corp. (a)                                  53,225        681,014
Cathay General Bancorp (a)                                 84,970      1,147,945
Citizens Republic Bancorp, Inc. * (a)                   2,874,740      1,667,349
MainSource Financial Group, Inc.                          131,641      1,205,832
Regions Financial Corp.                                   390,160      2,099,061
Sterling Financial Corp. *                                 62,121        993,939
United Community Banks, Inc. *                            228,091        348,979
Wilmington Trust Corp. (a)                                 92,000        360,640
                                                                    ------------
                                                                       8,504,759
                                                                    ------------
BUILDING MATERIALS -- 0.6%
Builders FirstSource, Inc. *                              332,559        525,443
                                                                    ------------
CHEMICALS -- 2.2%
A. Schulman, Inc.                                          61,291      1,241,143
Spartech Corp. *                                           70,600        671,406
                                                                    ------------
                                                                       1,912,549
                                                                    ------------
COAL -- 15.3%
Arch Coal, Inc.                                           262,585      7,667,482
Cloud Peak Energy, Inc. *                                 265,155      5,560,300
                                                                    ------------
                                                                      13,227,782
                                                                    ------------
COMMERCIAL SERVICES -- 7.6%
Administaff, Inc.                                          39,486      1,117,059
Aegean Marine Petroleum
   Network, Inc.                                           89,235        785,268
Hudson Highland Group, Inc. *                             559,265      2,281,801
Monster Worldwide, Inc. * (a)                              91,715      2,070,925
PHH Corp. * (a)                                            13,170        279,599
                                                                    ------------
                                                                       6,534,652
                                                                    ------------
COMPUTERS -- 2.7%
CIBER, Inc. *                                               5,480         18,413
Insight Enterprises, Inc. *                                90,980      1,147,258

                                                        SHARES         VALUE
                                                     ------------   ------------
COMPUTERS -- (CONTINUED)
Ness Technologies, Inc. *                                 267,698   $  1,207,318
                                                                    ------------
                                                                       2,372,989
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
Artio Global Investors, Inc.                               64,870        847,851
                                                                    ------------
ELECTRONICS -- 0.9%
Pulse Electronics Inc. (a)                                189,971        778,881
                                                                    ------------
ENERGY & UTILITIES -- 2.8%
RRI Energy, Inc. *                                        679,146      2,390,594
                                                                    ------------
FOOD -- 0.5%
Sanderson Farms, Inc. (a)                                   8,985        397,676
                                                                    ------------
HEALTHCARE - PRODUCTS -- 0.5%
Orthofix International N.V. *                              16,330        444,013
Orthovita, Inc. *                                           6,700         13,333
                                                                    ------------
                                                                         457,346
                                                                    ------------
HEALTHCARE - SERVICES -- 1.0%
Emeritus Corp. *                                           48,481        874,112
                                                                    ------------
HOME BUILDERS -- 6.3%
KB HOME (a)                                                99,310      1,122,203
Meritage Homes Corp. * (a)                                226,435      4,295,472
                                                                    ------------
                                                                       5,417,675
                                                                    ------------
INDUSTRIAL -- 2.9%
FreightCar America, Inc.                                   99,582      2,473,617
                                                                    ------------
INSURANCE -- 1.6%
Platinum Underwriters Holdings, Ltd. (a)                   22,280        963,164
Stewart Information Services Corp. (a)                     43,695        464,915
                                                                    ------------
                                                                       1,428,079
                                                                    ------------
INTERNET -- 5.5%
Internet Capital Group, Inc. *                            183,175      2,269,538
ModusLink Global Solutions, Inc. *                        221,535      1,484,284
Openwave Systems, Inc. *                                  319,710        764,107
S1 Corp. *                                                 39,120        248,021
                                                                    ------------
                                                                       4,765,950
                                                                    ------------
MACHINERY - DIVERSIFIED -- 0.2%
Flow International Corp. *                                 50,891        168,449
                                                                    ------------
METALS FABRICATING -- 1.1%
RTI International Metals, Inc. *                           34,029        965,403
                                                                    ------------
OIL & GAS -- 3.6%
Penn Virginia Corp.                                       131,275      2,082,021
Tesoro Corp. * (a)                                         60,980        995,194
                                                                    ------------
                                                                       3,077,215
                                                                    ------------
PHARMACEUTICALS -- 0.3%
PharMerica Corp. *                                         27,250        295,935
                                                                    ------------

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                     ------------   ------------
REAL ESTATE -- 0.9%
Forestar Group, Inc. *                                     19,450   $    350,489
HFF Inc., Class A *                                        24,548        227,314
Thomas Properties Group, Inc. *                            41,210        176,791
                                                                    ------------
                                                                         754,594
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 3.4%
Associated Estates Realty Corp.                            10,520        157,274
FelCor Lodging Trust, Inc. *                              176,730      1,048,009
Redwood Trust, Inc. (a)                                    79,670      1,101,836
Strategic Hotels & Resorts, Inc. *                        128,310        599,208
Winthrop Realty Trust                                       2,730         32,678
                                                                    ------------
                                                                       2,939,005
                                                                    ------------
RETAIL -- 2.6%
AC Moore Arts & Crafts, Inc. *                             64,335        149,257
Coldwater Creek, Inc. *                                   125,280        423,446
MarineMax, Inc. *                                         156,514      1,194,202
Pacific Sunwear of California, Inc. * (a)                  72,855        458,258
                                                                    ------------
                                                                       2,225,163
                                                                    ------------
SAVINGS & LOANS -- 2.3%
First Financial Holdings, Inc.                             35,335        388,332
Flagstar Bancorp, Inc. * (a)                            1,313,644      1,628,919
                                                                    ------------
                                                                       2,017,251
                                                                    ------------
SEMICONDUCTORS -- 10.8%
Alliance Semiconductor Corp.                              441,625        101,574
Atmi,  Inc. *                                              64,399      1,155,962
Axcelis Technologies, Inc. *                            1,672,620      4,148,098
BE Semiconductor Industries N.V. *                        171,508        932,112
Entegris, Inc. *                                          152,247        989,605
MEMC Electronic Materials, Inc. *                          69,590        805,156
Verigy Ltd. * (a)                                         146,182      1,251,318
                                                                    ------------
                                                                       9,383,825
                                                                    ------------
SOFTWARE -- 1.3%
Take-Two Interactive Software, Inc. *                      99,730      1,103,512
                                                                    ------------
   TOTAL COMMON STOCKS
      (Cost $63,289,489)                                              82,892,627
                                                                    ------------
PREFERRED STOCK -- 1.0%
SAVINGS & LOANS -- 1.0%
Flagstar Bancorp Inc., Series D *                          35,390        858,207
                                                                    ------------
   TOTAL PREFERRED STOCK
      (Cost $719,104)                                                    858,207
                                                                    ------------

                                                        SHARES         VALUE
                                                     ------------   ------------
EXCHANGE TRADED FUND -- 1.8%
FINANCE -- 1.8%
iShares Russell 2000 Value Index Fund (a)                  23,919   $  1,580,089
                                                                    ------------
   TOTAL EXCHANGE TRADED FUND
      (Cost $1,451,170)                                                1,580,089
                                                                    ------------
SECURITIES LENDING COLLATERAL -- 13.8%
Institutional Money Market Trust                       11,901,619     11,901,619
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL
      (Cost $11,901,619)                                              11,901,619
                                                                    ------------

                                                          PAR
                                                         (000)
                                                     ------------
CORPORATE BONDS -- 0.0%
LandAmerica Financial Group, Inc. + CONV
   3.25%, 05/15/34                                   $        131         10,441
                                                                    ------------
   TOTAL CORPORATE BONDS
      (Cost $10,453)                                                      10,441
                                                                    ------------
TOTAL INVESTMENTS -- 112.4%
(Cost $77,371,835)**                                                  97,242,983
                                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.4)%                     (10,720,628)
                                                                    ------------
NET ASSETS -- 100.0%                                                $ 86,522,355
                                                                    ============

*    Non-income producing.

(a) -- All or a portion of the security is on loan. See Notes to Portfolio of Investments.

+    Security in default.

CONV Convertible

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis are as follows:

Aggregate Cost                  $77,371,835
                                -----------
Gross unrealized appreciation    25,217,623
Gross unrealized depreciation    (5,346,475)
                                -----------
Net unrealized appreciation     $19,871,148
                                ===========

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          NOVEMBER 30, 2010 (CONCLUDED)
                                   (UNAUDITED)

The following is a summary of inputs used, as of November 30, 2010, in valuing the Fund's investments carried at market value (See Notes to the Portfolio of Investments):

                                                                    LEVEL 2        LEVEL 3
                                     TOTAL            LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                   VALUE AS OF        QUOTED      OBSERVABLE    UNOBSERVABLE
                                NOVEMBER 30, 2010      PRICE         INPUTS        INPUTS
                                -----------------   -----------   -----------   ------------
Common Stocks*                      $82,892,627     $82,892,627   $        --       $--
Corporate Bonds                          10,441              --        10,441        --
Preferred Stock                         858,207         858,207            --        --
Exchange Traded Fund                  1,580,089       1,580,089            --        --
Securities Lending Collateral        11,901,619              --    11,901,619        --
                                    -----------     -----------   -----------       ---
Total                               $97,242,983     $85,330,923   $11,912,060       $--
                                    ===========     ===========   ===========       ===

* Please refer to the Portfolio of Investments for industry and security type breakouts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                     COMMON STOCKS   PREFERRED STOCKS
                                          TOTAL      -------------   ----------------
                                       INVESTMENTS       BANKS             BANKS
                                       -----------   -------------   ----------------
Balance as of August 30, 2010          $ 1,435,000     $ 114,800       $ 1,320,200
Accrued discounts/premiums                      --            --                --
Net realized gain/(loss)                        --            --                --
Change in unrealized appreciation
   (depreciation)                               --            --                --
Net purchases/(sales)                           --            --                --
Transfers in and/or out of Level 3 *    (1,435,000)     (114,800)       (1,320,200)
                                       -----------     ---------       -----------
Balance as of November 30, 2010        $        --     $      --       $        --
                                       ===========     =========       ===========

* Transfers in and out of the levels are recognized at the value at the beginning of the period.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE PORTFOLIO OF INVESTMENTS.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                     ------------   ------------
COMMON STOCKS -- 95.5%
AEROSPACE & DEFENSE -- 2.1%
Boeing Co. (The)                                           30,695   $  1,957,420
                                                                    ------------
AUTOMOBILE MANUFACTURERS -- 2.7%
General Motors Co. *                                        8,540        292,068
Navistar International Corp. *                             43,181      2,210,004
                                                                    ------------
                                                                       2,502,072
                                                                    ------------
AUTOMOBILE PARTS & EQUIPMENT -- 3.6%
Magna International, Inc., Class A (a)                     70,060      3,337,658
                                                                    ------------
BANKS -- 19.3%
Bank of America Corp.                                     405,369      4,438,791
JPMorgan Chase & Co.                                      122,435      4,576,620
PNC Financial Services Group, Inc.                         76,338      4,110,801
Regions Financial Corp.                                   243,610      1,310,622
Wells Fargo & Co.                                         126,715      3,447,915
                                                                    ------------
                                                                      17,884,749
                                                                    ------------
COAL -- 13.3%
Arch Coal, Inc.                                           261,900      7,647,480
Consol Energy, Inc. (a)                                   109,835      4,608,677
                                                                    ------------
                                                                      12,256,157
                                                                    ------------
COMMERCIAL SERVICES -- 1.1%
Aegean Marine Petroleum
   Network, Inc.                                          120,052      1,056,458
                                                                    ------------
COMPUTERS -- 4.8%
Dell, Inc. *                                              337,098      4,456,436
                                                                    ------------
ELECTRONICS -- 2.1%
Avnet, Inc. *                                              62,005      1,900,453
                                                                    ------------
ENERGY & UTILITIES -- 5.8%
Allegheny Energy, Inc.                                    121,710      2,777,422
RRI Energy, Inc. *                                        728,254      2,563,454
                                                                    ------------
                                                                       5,340,876
                                                                    ------------
FOOD -- 0.1%
Smithfield Foods, Inc. *                                    6,630        116,754
                                                                    ------------
HEALTH CARE - SERVICES -- 2.0%
Brookdale Senior Living, Inc. *                            94,405      1,805,024
                                                                    ------------
HOME BUILDERS -- 6.0%
D.R. Horton, Inc.                                         243,310      2,442,832
NVR, Inc. *(a)                                              4,974      3,083,781
                                                                    ------------
                                                                       5,526,613
                                                                    ------------
INSURANCE -- 7.7%
Allstate Corp., (The)                                      77,115      2,244,818
Assured Guaranty, Ltd. (a)                                147,041      2,501,167
Brown & Brown, Inc.                                        54,585      1,248,359

                                                        SHARES         VALUE
                                                     ------------   ------------
INSURANCE -- (CONTINUED)
RenaissanceRe Holdings, Ltd.                               18,480   $  1,113,974
                                                                    ------------
                                                                       7,108,318
                                                                    ------------
LEISURE TIME -- 1.3%
Carnival Corp.                                             29,350      1,212,449
                                                                    ------------
LIFE & HEALTH INSURANCE -- 2.4%
AFLAC, Inc.                                                26,072      1,342,708
Lincoln National Corp.                                     37,465        894,664
                                                                    ------------
                                                                       2,237,372
                                                                    ------------
OIL & GAS -- 9.7%
BP plc, SP ADR                                             47,490      1,899,600
Chesapeake Energy Corp. (a)                               173,841      3,671,522
EQT Corp.                                                  58,491      2,367,131
Valero Energy Corp.                                        53,555      1,043,251
                                                                    ------------
                                                                       8,981,504
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.1%
Annaly Capital Management, Inc. (a)                       106,498      1,937,199
                                                                    ------------
RETAIL -- 2.3%
Best Buy Co, Inc.                                           5,395        230,474
J.C. Penney Co., Inc. (a)                                  56,156      1,868,310
                                                                    ------------
                                                                       2,098,784
                                                                    ------------
SEMICONDUCTORS -- 7.1%
International Rectifier Corp. *                           144,338      4,093,426
MEMC Electronic Materials, Inc. *                         214,985      2,487,376
                                                                    ------------
                                                                       6,580,802
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $76,570,838)                                                 88,297,098
                                                                    ------------
EXCHANGE TRADED FUND -- 1.7%
FINANCE -- 1.7%
iShares Russell 1000 Value Index Fund                      25,480      1,540,266
                                                                    ------------
TOTAL EXCHANGE TRADED FUND
   (Cost $1,515,075)                                                   1,540,266
                                                                    ------------
SECURITIES LENDING COLLATERAL -- 14.6%
Institutional Money Market Trust                       13,473,250     13,473,250
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $13,473,250)                                                 13,473,250
                                                                    ------------

                                                         PAR
                                                        (000)
                                                     ------------
CORPORATE BONDS -- 0.6%
AIRLINES -- 0.6%
UAL Corp. CONV
   6.00%, 10/15/29                                   $        183        615,795
                                                                    ------------

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                                                        VALUE
                                                                    ------------
TOTAL CORPORATE BONDS
   (Cost $413,488)                                                  $    615,795
                                                                    ------------
TOTAL INVESTMENTS -- 112.4%
(Cost $91,972,651)**                                                 103,926,409
                                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.4)%                     (11,498,988)
                                                                    ------------
NET ASSETS -- 100.0%                                                $ 92,427,421
                                                                    ============

*      Non-income producing.

(a) -- All or a portion of the security is on loan. See Notes to Portfolio of Investments.

CONV   Convertible

SP ADR Sponsored American Depositary Receipt

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                  $91,972,651
                                -----------
Gross unrealized appreciation    17,858,406
Gross unrealized depreciation    (5,904,648)
                                -----------
Net unrealized appreciation     $11,953,758
                                ===========

The following is a summary of inputs used, as of November 30, 2010, in valuing the Fund's investments carried at market value (See Notes to the Portfolio of Investments):

                                                                    LEVEL 2        LEVEL 3
                                      TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                   VALUE AS OF         QUOTED      OBSERVABLE   UNOBSERVABLE
                                NOVEMBER 30, 2010      PRICE         INPUTS        INPUTS
                                -----------------   -----------   -----------   ------------
Common Stocks*                     $ 88,297,098     $88,297,098   $        --      $ --
Corporate Bonds                         615,795              --       615,795        --
Exchange Traded Fund                  1,540,266       1,540,266            --        --
Securities Lending Collateral        13,473,250              --    13,473,250        --
                                   ------------     -----------   -----------      ----
Total                              $103,926,409     $89,837,364   $14,089,045      $ --
                                   ============     ===========   ===========      ====

* Please refer to the Portfolio of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                        NOTES TO PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

PORTFOLIO VALUATION -- The Schneider Small Cap Value Fund (the "Small Cap Value Fund") and the Schneider Value Fund (the "Value Fund") (each a "Fund," collectively the "Funds") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities Exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by The RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS. The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

-    Level 1 -- quoted prices in active markets for identical securities

- Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' investments as of November 30, 2010 is included with each Fund's Portfolio of Investments.

SECURITIES LENDING -- The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Fund is determined. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of November 30, 2010, the market value of the securities on loan and collateral are as follows:

                                  MARKET VALUE OF    MARKET VALUE OF
                                 SECURITIES LOANED      COLLATERAL
                                 -----------------   ---------------
Schneider Small Cap Value Fund      $10,856,234        $11,901,619
Schneider Value Fund                $12,968,594        $13,473,250

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

COMMON STOCK -- 100.0%

 SHARES                         DESCRIPTION                             VALUE
-------   --------------------------------------------------------   -----------
          SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 88.7%
116,400   Bank of America Corp.                                      $ 1,274,580
 42,478   C&F Financial Corp.                                            858,056
 35,700   Comerica, Inc.                                               1,302,693
 42,600   Financial Institutions, Inc.                                   777,450
  6,900   First Bancorp                                                   99,981
 37,500   First Financial Bancorp                                        619,500
 11,600   IBERIABANK Corp.                                               584,756
127,500   JPMorgan Chase & Co.                                         4,765,950
 70,400   KeyCorp                                                        530,112
119,111   National Bankshares, Inc.                                    3,146,913
 12,191   NB&T Financial Group, Inc.                                     282,709
186,199   Northrim BanCorp, Inc.                                       3,517,299
 26,600   Peoples Bancorp of North Carolina, Inc.                        138,054
 12,000   Peoples Financial Corp.                                        150,120
112,994   Premier Financial Bancorp                                      694,913
 21,300   QCR Holdings, Inc.                                             166,353
 96,800   Regions Financial Corp.                                        520,784
 16,800   S&T Bancorp, Inc.                                              329,616
  3,100   SCBT Financial Corp.                                            95,821
 65,124   United Security Bancshares, Inc.                               625,842
                                                                     -----------
                                                                      20,481,502
                                                                     -----------
          STATE & NATIONAL BANKS -- 11.3%
 11,400   Bar Harbor Bankshares                                          310,650
 30,700   BNC Bancorp                                                    275,686
 40,207   Evans Bancorp, Inc.                                            554,454
 26,379   Mackinac Financial Corp.*                                      130,312
 75,500   Monarch Financial Holdings, Inc.                               616,835
 23,074   Republic Bancorp, Inc.                                         473,248
 36,946   VISIT Financial Corp.                                          256,775
                                                                     -----------
                                                                       2,617,960
                                                                     -----------
             TOTAL COMMON STOCK (COST $33,749,809)                   $23,099,462
                                                                     -----------

   The accompanying notes are an integral part of the schedule of investments.

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2010
                                   (UNAUDITED)

                                                                        VALUE
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
(COST $33,749,809)                                                   $23,099,462
                                                                     -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                              6,763
                                                                     -----------
NET ASSETS -- 100%                                                   $23,106,225
                                                                     ===========

*    Non-income producing security.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                  $ 33,749,809
                                ------------
Gross unrealized appreciation        678,088
Gross unrealized depreciation    (11,328,435)
                                ------------
Net unrealized depreciation     $(10,650,347)
                                ============

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's investments carried at value (See Notes to Schedule of Investments):

                                                                 LEVEL 2        LEVEL 3
                                   TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT          QUOTED      OBSERVABLE   UNOBSERVABLE
                             NOVEMBER 30, 2010      PRICES        INPUTS        INPUTS
                             -----------------   -----------   -----------   ------------
Investments in Securities*      $23,099,462      $23,099,462       $--            $--
                                ===========      ===========       ===            ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

   The accompanying notes are an integral part of the schedule of investments.

                                  SENBANC FUND
                        NOTES TO SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2010
                                  (UNAUDITED)

PORTFOLIO VALUATION -- The Senbanc Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued under the amortized cost method, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

-    Level 1 -- quoted prices in active markets for identical securities

- Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of November 30, 2010 is included with the Fund's Schedule of Investments.

  For more information with regard to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange
                                  Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The RBB Fund, Inc.


By (Signature and Title)*   /s/ Salvatore Faia
                            ----------------------------------------
                            Salvatore Faia, President
                            (principal executive officer)

Date January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Salvatore Faia
                            ----------------------------------------
                            Salvatore Faia, President
                            (principal executive officer)

Date January 27, 2011


By (Signature and Title)*   /s/ Joel Weiss
                            ----------------------------------------
                            Joel Weiss, Treasurer
                            (principal financial officer)

Date January 27, 2011

* Print the name and title of each signing officer under his or her signature.